United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/15

Date of Reporting Period: 12/31/15

Item 1. Reports to Stockholders

Annual Shareholder Report
December 31, 2015
Ticker	FCSPX

Federated Corporate Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of the Federated Corporate Bond Strategy Portfolio (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2015, was -2.71%. The total return of the Barclays U.S. Credit Index (BUSC),1 the Fund's broad-based securities market index, was -0.77%, and the total return of the Baa component of the Barclays U.S. Credit Index (BUSC-Baa),2 the benchmark against which the Fund is managed, was -2.73%, for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the indexes.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BUSC-Baa were: (1) the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”); (2) duration,3 which is the sensitivity of the change in price of the portfolio to changes in interest rates; (3) selection of securities with different maturities (referred to as “yield curve” strategy); and (4) individual security selection.
Market Overview
In 2015, U.S. Treasury rates increased for all maturities across the yield curve. The largest yield increases occurred in the front-end of the yield curve. Specifically, interest rates for maturities of six months to two years increased by slightly more than 35 basis points. Interest rates in the five-year to ten-year part of the Treasury curve increased by approximately 10 basis points, while yields on 30-year maturities increased by 26 basis points. As a result of these yield changes, the intermediate maturities outperformed in 2015. Despite the increase in yields across the curve, higher quality fixed-income asset classes such as U.S. Treasuries and U.S. agency mortgage-backed securities outperformed the lower quality, credit sensitive investment-grade4 corporate and high-yield5 markets. The total returns of the Treasury and mortgage-backed markets in 2015 were 0.84% and 1.51%, respectively. During 2015, credit spreads in the corporate and high-yield markets widened, resulting in negative total returns of -0.68% and -4.43%, respectively.
The Federal Reserve's (the “Fed”) monetary policy actions and statements had the greatest impact on interest rates in 2015. The Fed began its monetary policy normalization process at the beginning of the year, in order to try to align investors' expectations on the amount and timing of the first federal funds rate increase. The Fed described this process as a “normalization of policy” instead of a “tightening” of monetary policy, since the Fed's monetary policy remains mostly accommodating with a low federal funds rate and the continued reinvestment of proceeds from the Fed's Treasury and agency mortgage-backed holdings. The Fed announced its first rate increase in December, but also has projected a very slow and gradual rate increase path. Based on the Fed's own Summary of Economic Projections (SEP), the expected median federal funds rate is projected to be 1.375% at the end of 2016, 2.375% at the end of 2017 and 3.25% at the end of 2018. As a result, rates for longer 5-year to 10-year maturity Treasuries did not increase as much as the front-end of the yield curve, resulting in a “bear flattener.” In addition, low rates of inflation in the United States and globally also put downward pressure on longer-term interest rates.
The negative total return in the investment-grade corporate market was due to a combination of increased U.S. Treasury rates and wider credit spreads. In 2015, the Option Adjusted Spread (OAS) for the Barclays U.S. Corporate Index6 increased by 34 basis points to 165 basis points. In addition, within the investment-grade corporate market, higher quality corporate holdings outperformed lower quality corporate holdings. The decline in commodity prices during the year negatively impacted credit spreads in the Energy and Metals & Mining sectors. These two sectors were the two worst performing corporate sectors in 2015 with total returns of -7.03% and -14.51%, respectively.
Sector
Sector allocation was a positive contributor to the Fund's outperformance for the reporting period. Overweight allocations in the Banking and Finance and Telecom sectors, and an underweight allocation to supranational credits were positive contributors to Fund performance. Higher quality sectors outperformed lower quality sectors.
Security Selection
In total, individual security selection varied widely in terms of relative contribution to the Fund but combined to positively contribute to the performance of the Fund for the reporting period. Some of the best performing corporate issuers for the Fund were 30-year new issues from companies such as General Motors, CVS, Reynolds American, AT&T and The Kraft Heinz Co. The five worst performing issuers were Petrobras International, Petroleos Mexicanos, Williams Partners, Kinder Morgan and Brazil. The underperformance of these credits was directly related to the dramatic decline in oil and other commodity prices during the reporting period.
Annual Shareholder Report
1

Duration
The Fund's duration, which was less than the BUSC-Baa for most of the reporting period, was the main detractor from Fund performance for the reporting period. As noted above, U.S. Treasury rates increased for all maturities in 2015. However, the timing of changes in the Fund's duration positioning was not able to generate positive contributions for the Fund. During the reporting period, the Fund used U.S. Treasury futures contracts7 to help manage the duration of the Fund. These positions did not have a material impact on the Fund's performance for the reporting period.
Yield Curve
During the reporting period, the yield curve strategy caused a drag in Fund performance relative to the BUSC-Baa. The Fund maintained a flattening bias for the majority of the reporting period, but the underperformance of this positioning in the second quarter, when the yield curve actually steepened, accounted for the majority of the negative contribution from the yield curve positioning for the reporting period.
1	Please see the footnotes to the line graphs below for definitions of, and further information about the BUSC.
2	Please see the footnotes to the line graphs below for definitions of, and further information about the BUSC-Baa.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
4	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
5	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
6	The Barclays U.S. Corporate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate bond market. The index is unmanaged, and it is not possible to invest directly in an index.
7	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Corporate Bond Strategy Portfolio from June 20, 2006 (start of performance) to December 31, 2015, compared to the Barclays U.S. Credit Index (BUSC)2 and the Baa component of the Barclays U.S. Credit Index (BUSC-Baa).3 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2015
Average Annual Total Returns for the Period Ended 12/31/2015
	1 Year	5 Years	Start of Performance*
Fund	-2.71%	4.55%	6.14%
BUSC	-0.77%	4.38%	5.18%
BUSC-Baa	-2.73%	4.69%	5.81%
*	The Fund's start of performance date was June 20, 2006.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BUSC and BUSC-Baa have been adjusted to reflect reinvestment of dividends on securities in an index.
The BUSC is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. Issues are rated at least “Baa” by Moody's Investors Service or “BBB” by Standard & Poor's, if unrated by Moody's. The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.	2
The BUSC-Baa is a component of the BUSC comprised of corporate bonds or securities represented by the following sectors: industrial, utility and finance, including both U.S. and non-U.S. corporations and non-corporate bonds or securities represented by the following sectors: sovereign, supranational, foreign agencies and foreign local governments. The index is not adjusted to reflect sales loads, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.	3
Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)
At December 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	92.9%
Foreign Government Debt Securities	4.3%
Derivative Contracts[2,3]	(0.0)%
Cash Equivalents[4]	1.9
Other Assets and Liabilities—Net[5]	0.9
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
4

Portfolio of Investments
December 31, 2015
Principal Amount or Shares			Value
		CORPORATE BONDS—92.9%
		Basic Industry - Chemicals—0.9%
$90,000		Albemarle Corp., 4.15%, 12/1/2024	$86,176
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	87,351
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	92,276
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	282,688
50,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	47,740
75,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	67,294
		TOTAL	663,525
		Basic Industry - Metals & Mining—3.4%
250,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	257,187
150,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	146,437
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	88,550
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	181,053
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	157,450
85,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.25%, 2/25/2017	82,527
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	38,506
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	151,020
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	103,675
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	187,500
200,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	201,520
280,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	235,085
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	209,851
250,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	214,774
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	104,034
100,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	111,172
		TOTAL	2,470,341
		Basic Industry - Paper—0.7%
150,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	144,405
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	149,124
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	114,967
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	119,237
		TOTAL	527,733
		Capital Goods - Aerospace & Defense—2.0%
230,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	228,298
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	328,500
100,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	97,250
360,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	362,592
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	96,900
300,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	294,942
50,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	51,032
		TOTAL	1,459,514
		Capital Goods - Building Materials—0.9%
260,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	281,450
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	34,725
275,000		Valmont Industries, Inc., 5.25%, 10/1/2054	235,223
67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	74,321
		TOTAL	625,719
Annual Shareholder Report
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Construction Machinery—0.2%
$120,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	$129,410
		Capital Goods - Diversified Manufacturing—0.1%
75,000		Harsco Corp., 5.75%, 5/15/2018	66,938
		Capital Goods - Packaging—1.0%
180,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	175,335
65,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	66,195
80,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	84,177
120,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	120,631
40,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	41,732
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	239,266
		TOTAL	727,336
		Communications - Cable & Satellite—3.9%
190,000	[1,2]	CCO Safari II LLC, Series 144A, 6.484%, 10/23/2045	190,565
250,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	227,594
245,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	263,807
400,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 5.15%, 3/15/2042	373,964
300,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	317,850
300,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	271,986
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	483,028
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	58,058
500,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	505,464
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	104,650
		TOTAL	2,796,966
		Communications - Media & Entertainment—6.3%
100,000		21st Century Fox America, Inc., 6.75%, 1/9/2038	113,953
300,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 3.70%, 9/15/2024	303,243
30,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	31,060
200,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	208,925
450,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	440,565
200,000		CBS Corp., 3.70%, 8/15/2024	194,961
200,000		CBS Corp., 4.90%, 8/15/2044	182,504
250,000		Grupo Televisa S.A., 6.625%, 3/18/2025	285,075
200,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	199,486
70,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	70,202
100,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 4.00%, 6/15/2025	100,471
230,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 4.40%, 2/15/2026	235,919
305,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	308,417
200,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.65%, 11/1/2024	198,497
200,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	188,796
100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	100,715
440,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	484,740
225,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	221,251
95,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	95,221
370,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	358,468
280,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	265,097
		TOTAL	4,587,566
		Communications - Telecom Wireless—0.8%
200,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	212,074
Annual Shareholder Report
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$330,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	$338,994
		TOTAL	551,068
		Communications - Telecom Wirelines—9.1%
1,690,000		AT&T, Inc., Sr. Unsecd. Note, 4.75%, 5/15/2046	1,553,015
300,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	307,500
485,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	373,450
250,000		CenturyLink, Inc., Sr. Unsecd. Note, Series S, 6.45%, 6/15/2021	245,000
100,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	111,699
425,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	475,573
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	48,221
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	309,011
360,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	323,214
1,500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,651,804
22,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.40%, 9/15/2033	25,134
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	1,191,309
		TOTAL	6,614,930
		Consumer Cyclical - Automotive—3.2%
50,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	57,366
450,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	425,741
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	199,642
470,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	481,565
200,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	190,193
455,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	429,909
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	252,753
200,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	204,016
100,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	100,857
		TOTAL	2,342,042
		Consumer Cyclical - Leisure—0.3%
240,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	250,975
		Consumer Cyclical - Lodging—0.4%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	268,750
1,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,039
		TOTAL	269,789
		Consumer Cyclical - Retailers—2.6%
100,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	102,173
80,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	82,477
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	132,230
55,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	54,942
200,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	169,993
50,000		CVS Health Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	52,049
520,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	549,898
310,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	308,779
335,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	362,880
75,000		Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	74,087
		TOTAL	1,889,508
		Consumer Cyclical - Services—0.5%
400,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	383,537
		Consumer Non-Cyclical - Food/Beverage—2.5%
200,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	195,070
Annual Shareholder Report
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	$308,232
185,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 3.95%, 7/15/2025	187,152
375,000	[1,2]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 5.20%, 7/15/2045	393,064
250,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	240,924
120,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	121,203
200,000		Tyson Foods, Inc., 3.95%, 8/15/2024	205,724
165,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	175,976
		TOTAL	1,827,345
		Consumer Non-Cyclical - Health Care—1.6%
120,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	117,236
50,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	50,148
55,000		Becton, Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	55,607
260,000		Becton, Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	263,332
35,000		Becton, Dickinson & Co., Sr. Unsecd. Note, 6.375%, 8/1/2019	39,552
40,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	40,340
125,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.30%, 2/15/2022	124,937
265,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	258,148
200,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 4.45%, 8/15/2045	184,563
		TOTAL	1,133,863
		Consumer Non-Cyclical - Pharmaceuticals—0.9%
100,000		Biogen Idec, Inc., Sr. Unsecd. Note, 4.05%, 9/15/2025	100,715
100,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	99,881
375,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	377,876
40,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	40,302
		TOTAL	618,774
		Consumer Non-Cyclical - Supermarkets—0.5%
300,000		Kroger Co., Bond, 6.90%, 4/15/2038	371,830
		Consumer Non-Cyclical - Tobacco—1.2%
140,000		Altria Group, Inc., 9.25%, 8/6/2019	171,545
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	334,528
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	338,238
		TOTAL	844,311
		Energy - Independent—1.5%
400,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	356,168
390,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	345,170
250,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	211,258
200,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	161,298
		TOTAL	1,073,894
		Energy - Integrated—2.3%
245,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	227,446
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	103,954
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	98,795
550,000		Petroleos Mexicanos, 6.50%, 6/2/2041	478,225
740,000		Petroleos Mexicanos, Company Guarantee, 6.00%, 3/5/2020	770,710
		TOTAL	1,679,130
		Energy - Midstream—5.8%
100,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 6/1/2025	90,807
100,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 5.80%, 6/1/2045	88,066
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	205,805
Annual Shareholder Report
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$600,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	$535,837
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	204,026
250,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	233,740
200,000		Enterprise Products Operating LLC, Company Guarantee, 5.25%, 1/31/2020	210,895
250,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.75%, 2/15/2025	229,237
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.85%, 3/15/2044	405,930
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	42,515
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	261,980
695,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	581,332
240,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	252,384
200,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	178,051
120,000		Williams Partners LP, 5.25%, 3/15/2020	111,562
790,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	595,008
		TOTAL	4,227,175
		Energy - Oil Field Services—1.1%
35,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	30,751
100,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	82,406
200,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	158,862
90,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	68,482
100,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	100,004
150,000		Weatherford International Ltd., 7.00%, 3/15/2038	104,812
165,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	116,119
150,000		Weatherford International Ltd., Sr. Unsecd. Note, 6.75%, 9/15/2040	105,937
		TOTAL	767,373
		Energy - Refining—2.1%
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	140,107
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	150,608
540,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	483,720
350,000		Valero Energy Corp., 9.375%, 3/15/2019	413,870
100,000		Valero Energy Corp., Sr. Unsecd. Note, 3.65%, 3/15/2025	94,554
250,000		Valero Energy Corp., Sr. Unsecd. Note, 4.90%, 3/15/2045	209,086
		TOTAL	1,491,945
		Financial Institution - Banking—10.9%
200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	201,098
210,000		Associated Banc-Corp., Sub., 4.25%, 1/15/2025	210,622
200,000		Bank of America Corp., Series L, 2.60%, 1/15/2019	200,824
125,000		Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	124,914
200,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	197,499
550,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	601,682
200,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	195,146
100,000		Bank of America Corp., Sub. Note, Series MTN, 4.00%, 1/22/2025	98,158
250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	254,171
250,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	245,141
520,000		Capital One Financial Corp., Sr. Sub., 4.20%, 10/29/2025	514,713
250,000		Citigroup, Inc., 5.50%, 9/13/2025	272,068
200,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	223,227
200,000		Citigroup, Inc., Sr. Unsecd. Note, 3.875%, 10/25/2023	207,054
170,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	182,347
400,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	390,390
Annual Shareholder Report
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$180,000		Citizens Financial Group, Inc., Sub. Note, 4.30%, 12/3/2025	$181,452
150,000		Citizens Financial Group, Inc., Sub. Note, 4.35%, 8/1/2025	149,775
250,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	251,250
270,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	300,563
200,000		Comerica, Inc., 3.80%, 7/22/2026	197,392
250,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	247,804
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	183,810
100,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	100,322
155,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	155,053
480,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	546,620
400,000		Goldman Sachs Group, Inc., Sub. Note, 5.15%, 5/22/2045	389,728
110,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	122,383
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	46,638
450,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	478,910
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	177,193
215,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	216,262
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	56,353
		TOTAL	7,920,562
		Financial Institution - Broker/Asset Mgr/Exchange—2.2%
190,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	208,944
10,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,105
2,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	2,136
70,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	64,914
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	280,421
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	554,687
300,000		Stifel Financial Corp., 4.25%, 7/18/2024	298,656
200,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	201,157
		TOTAL	1,621,020
		Financial Institution - Finance Companies—0.6%
300,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	355,326
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	77,356
		TOTAL	432,682
		Financial Institution - Insurance - Life—1.7%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	101,156
255,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	262,518
100,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	86,289
110,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	138,417
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	224,946
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	156,875
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	66,127
150,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	174,216
		TOTAL	1,210,544
		Financial Institution - Insurance - P&C—2.2%
500,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	554,838
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	57,676
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	132,000
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	146,858
60,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	64,268
310,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	329,045
Annual Shareholder Report
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$55,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	$56,013
195,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	284,671
		TOTAL	1,625,369
		Financial Institution - REIT - Apartment—1.2%
160,000		Mid-America Apartment Communities LP, 4.00%, 11/15/2025	159,279
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	294,534
100,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	97,139
70,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	74,729
250,000		UDR, Inc., Series MTN, 3.75%, 7/1/2024	250,403
		TOTAL	876,084
		Financial Institution - REIT - Healthcare—1.0%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	107,388
230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	257,876
400,000		Healthcare Trust of America, 3.70%, 4/15/2023	388,519
		TOTAL	753,783
		Financial Institution - REIT - Office—0.6%
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	98,930
60,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	62,362
70,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	71,330
200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	222,216
		TOTAL	454,838
		Financial Institution - REIT - Other—1.6%
415,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	398,739
200,000		Liberty Property LP, 6.625%, 10/1/2017	214,717
100,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	101,385
150,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	158,095
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	299,779
		TOTAL	1,172,715
		Financial Institution - REIT - Retail—0.8%
325,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	344,096
80,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	79,411
45,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	44,908
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	124,282
		TOTAL	592,697
		Industrial Products & Equipment—0.1%
60,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	59,860
		Technology—4.1%
300,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	295,396
100,000		BMC Software, Inc., 7.25%, 6/1/2018	82,875
350,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	334,739
350,000		Fiserv, Inc., Sr. Unsecd. Note, 3.85%, 6/1/2025	350,236
110,000	[1,2]	Flextronics International Ltd., Sr. Unsecd. Note, Series 144A, 4.75%, 6/15/2025	107,387
550,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.60%, 10/15/2020	551,911
70,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.95%, 12/15/2024	69,902
100,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	101,044
450,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	433,417
350,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	328,315
220,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	222,106
Annual Shareholder Report
11

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$75,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	$78,526
		TOTAL	2,955,854
		Transportation - Airlines—0.4%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	94,656
220,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	228,717
		TOTAL	323,373
		Transportation - Railroads—1.8%
300,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	337,060
200,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.05%, 3/15/2022	200,807
145,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.15%, 4/1/2045	131,959
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	212,595
100,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	124,144
305,000	[1,2]	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.00%, 5/15/2023	289,146
		TOTAL	1,295,711
		Transportation - Services—1.5%
330,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	355,450
400,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.30%, 4/1/2021	395,017
70,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	69,996
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.55%, 6/1/2019	149,252
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	102,199
		TOTAL	1,071,914
		Utility - Electric—5.6%
130,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	131,734
80,000		Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	79,876
95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	94,039
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	250,067
165,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	163,950
225,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	235,811
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	107,383
300,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	286,425
100,000	[1,2]	Exelon Corp., Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	100,121
160,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	155,152
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 6.25%, 10/1/2039	101,470
250,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	251,259
17,454	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	17,885
240,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	242,187
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	244,120
300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	298,938
250,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.15%, 1/15/2025	244,632
200,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	205,069
200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	218,485
50,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	50,341
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	34,064
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	86,002
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	263,552
200,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	201,550
		TOTAL	4,064,112
		Utility - Natural Gas—0.8%
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	61,335
Annual Shareholder Report
12

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	$185,533
90,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	92,534
200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	199,274
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	76,370
		TOTAL	615,046
		TOTAL CORPORATE BONDS (IDENTIFIED COST $68,563,676)	67,438,701
		FOREIGN GOVERNMENTS/AGENCIES—4.3%
		Sovereign—4.3%
600,000		Brazil, Government of, Sr. Unsecd. Note, 4.875%, 1/22/2021	555,000
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	205,500
850,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	854,250
200,000		Mexico, Government of, 4.75%, 3/8/2044	182,200
206,000		Mexico, Government of, 6.75%, 9/27/2034	247,200
210,000		Mexico, Government of, Note, 5.625%, 1/15/2017	218,190
300,000		Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	292,350
300,000		Panama, Government of, Sr. Unsecd. Note, 5.20%, 1/30/2020	325,500
190,000		Peru, Government of, 6.55%, 3/14/2037	219,450
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,169,241)	3,099,640
		INVESTMENT COMPANY—1.9%
1,395,935	[3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.27%[4] ( AT NET ASSET VALUE)	1,395,935
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $73,128,852)[5]	71,934,276
		OTHER ASSETS AND LIABILITIES - NET—0.9%[6]	675,666
		TOTAL NET ASSETS—100%	$72,609,942
At December 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
7U.S. Treasury Notes 5-Year Long Futures	20	$2,366,406	March 2016	$(7,701)
7U.S. Treasury Notes 10-Year Short Futures	53	$6,673,031	March 2016	$15,154
7U.S. Treasury Ultra Bond Short Futures	8	$1,269,500	March 2016	$7,451
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$14,904
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2015, these restricted securities amounted to $9,134,122, which represented 12.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2015, these liquid restricted securities amounted to $9,134,122, which represented 12.6% of total net assets.
3	Affiliated holding.
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2015.
Annual Shareholder Report
13

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	—	67,438,701	—	67,438,701
Foreign Governments/Agencies	—	3,099,640	—	3,099,640
Investment Company	1,395,935	—	—	1,395,935
TOTAL SECURITIES	$1,395,935	$70,538,341	$—	$71,934,276
Other Financial Instruments[1]
Assets	$22,605	$—	$—	$22,605
Liabilities	(7,701)	—	—	(7,701)
TOTAL OTHER FINANCIAL INSTRUMENTS	$14,904	$—	$—	$14,904
1	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
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14

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.05	$10.70	$11.41	$10.73	$10.78
Income From Investment Operations:
Net investment income	0.47	0.49	0.50	0.54	0.57
Net realized and unrealized gain (loss) on investments and futures contracts	(0.76)	0.37	(0.62)	0.73	0.18
TOTAL FROM INVESTMENT OPERATIONS	(0.29)	0.86	(0.12)	1.27	0.75
Less Distributions:
Distributions from net investment income	(0.47)	(0.49)	(0.50)	(0.54)	(0.57)
Distributions from net realized gain on investments and futures contracts	—	(0.02)	(0.09)	(0.05)	(0.23)
TOTAL DISTRIBUTIONS	(0.47)	(0.51)	(0.59)	(0.59)	(0.80)
Net Asset Value, End of Period	$10.29	$11.05	$10.70	$11.41	$10.73
Total Return[1]	(2.71)%	8.08%	(1.02)%	12.03%	7.12%
Ratios to Average Net Assets:
Net expenses[2]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.39%	4.39%	4.57%	4.81%	5.19%
Expense waiver/reimbursement[3]	0.34%	0.37%	0.41%	0.61%	0.80%
Supplemental Data:
Net assets, end of period (000 omitted)	$72,610	$67,937	$49,635	$50,650	$36,321
Portfolio turnover	26%	11%	31%	30%	80%
1	Based on net asset value.
2	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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15

Statement of Assets and Liabilities
December 31, 2015
Assets:
Total investment in securities, at value including $1,395,935 of investment in an affiliated holding (Note 5) (identified cost $73,128,852)		$71,934,276
Restricted cash (Note 2)		96,990
Income receivable		925,974
Receivable for shares sold		3,317
TOTAL ASSETS		72,960,557
Liabilities:
Payable for daily variation margin on futures contracts	$20,923
Income distribution payable	273,765
Payable to adviser (Note 5)	1,107
Payable for auditing fees	28,300
Payable for portfolio accounting fees	18,666
Accrued expenses (Note 5)	7,854
TOTAL LIABILITIES		350,615
Net assets for 7,056,016 shares outstanding		$72,609,942
Net Assets Consist of:
Paid-in capital		$74,691,295
Net unrealized depreciation of investments and futures contracts		(1,179,672)
Accumulated net realized loss on investments and futures contracts		(910,632)
Undistributed net investment income		8,951
TOTAL NET ASSETS		$72,609,942
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$72,609,942 ÷ 7,056,016 shares outstanding, no par value, unlimited shares authorized		$10.29
See Notes which are an integral part of the Financial Statements
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16

Statement of Operations
Year Ended December 31, 2015
Investment Income:
Interest		$3,105,131
Dividends received from an affiliated holding (Note 5)		1,379
TOTAL INCOME		3,106,510
Expenses:
Administrative fee (Note 5)	$55,376
Custodian fees	11,275
Transfer agent fee	9,284
Directors'/Trustees' fees (Note 5)	2,262
Auditing fees	28,300
Legal fees	8,902
Portfolio accounting fees	76,043
Share registration costs	20,671
Printing and postage	16,301
Miscellaneous (Note 5)	12,345
TOTAL EXPENSES	240,759
Reimbursements of other operating expenses (Note 5)	(240,759)
Net expenses		—
Net investment income		3,106,510
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		17,424
Net realized loss on futures contracts		(596,506)
Net change in unrealized appreciation of investments		(4,497,118)
Net change in unrealized depreciation of futures contracts		16,368
Net realized and unrealized loss on investments and futures contracts		(5,059,832)
Change in net assets resulting from operations		$(1,953,322)
See Notes which are an integral part of the Financial Statements
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17

Statement of Changes in Net Assets
Year Ended December 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,106,510	$2,679,760
Net realized loss on investments and futures contracts	(579,082)	(255,869)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(4,480,750)	2,022,912
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,953,322)	4,446,803
Distributions to Shareholders:
Distributions from net investment income	(3,104,408)	(2,678,390)
Distributions from net realized gain on investments	—	(104,742)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,104,408)	(2,783,132)
Share Transactions:
Proceeds from sale of shares	20,618,258	24,465,794
Net asset value of shares issued to shareholders in payment of distributions declared	17,077	19,156
Cost of shares redeemed	(10,904,556)	(7,847,007)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,730,779	16,637,943
Change in net assets	4,673,049	18,301,614
Net Assets:
Beginning of period	67,936,893	49,635,279
End of period (including undistributed net investment income of $8,951 and $6,849, respectively)	$72,609,942	$67,936,893
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Notes to Financial Statements
December 31, 2015
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Corporate Bond Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The detail of total fund expense waivers and reimbursement of $240,759 is disclosed in Note 5.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation
Annual Shareholder Report
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margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,639,593 and $10,986,969, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$(14,904)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(596,506)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$16,368
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2015	2014
Shares sold	1,928,147	2,220,574
Shares issued to shareholders in payment of distributions declared	1,589	1,727
Shares redeemed	(1,022,899)	(712,050)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	906,837	1,510,251
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21

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income[1]	$3,104,408	$2,736,481
Long-term capital gains	$—	$46,651
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$8,951
Net unrealized depreciation	$(1,194,578)
Capital loss carryforwards	$(895,726)
At December 31, 2015, the cost of investments for federal tax purposes was $73,128,852. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $1,194,576. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,686,387 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,880,963.
At December 31, 2015, the Fund had a capital loss carryforward of $895,726 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$653,563	$242,163	$895,726
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated funds. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the year ended December 31, 2015, the Adviser reimbursed $240,759 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
For the year ended December 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. For the year ended December 31, 2015, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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22

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2014	1,093,113
Purchases/Additions	28,417,510
Sales/Reductions	(28,114,688)
Balance of Shares Held 12/31/2015	1,395,935
Value	$1,395,935
Dividend Income	$1,379
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2015, were as follows:
Purchases	$22,342,352
Sales	$13,299,679
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2015, there were no outstanding loans. During the year ended December 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2015, there were no outstanding loans. During the year ended December 31, 2015, the program was not utilized.
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23

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Federated Managed Pool Series AND SHAREHOLDERS OF Federated Corporate Bond Strategy Portfolio:
We have audited the accompanying statement of assets and liabilities of Federated Corporate Bond Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Managed Pool Series), including the portfolio of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Corporate Bond Strategy Portfolio, a portfolio of Federated Managed Pool Series, at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 22, 2016
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2015	Ending Account Value 12/31/2015	Expenses Paid During Period[1]
Actual	$1,000	$984.40	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.

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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised six portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: October 2005	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Annual Shareholder Report
26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Director, Pennsylvania Bar Institute; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: November 2005	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report
27

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 2005	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: October 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: October 2005	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: September 2006	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report
28

Evaluation and Approval of Advisory Contract–May 2015
Federated Corporate Bond Strategy Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it: is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investment accounts; and may also be offered to other Federated funds.
In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund
Annual Shareholder Report
29

shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund underperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab.
Annual Shareholder Report
31

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Corporate Bond Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P100
36217 (2/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2015
Ticker	FHYSX

Federated High-Yield Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated High-Yield Strategy Portfolio (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2015, was -1.76%. The total return of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),1 a broad-based securities market index, was -4.43% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BHY2%ICI.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the BHY2%ICI were: (1) the allocation among industry sectors and (2) the selection of individual securities.
MARKET OVERVIEW
The total return for the high-yield market2 for the reporting period was disappointing on both an absolute and a relative basis. For example, the BHY2%ICI returned -4.43% for the reporting period, underperforming the Barclays U.S. Aggregate Bond Index,3 a measure of high-quality bond4 performance, which returned 0.55% for the period. The main factor which negatively impacted the high-yield market was the weakness in commodity prices, especially energy prices. Three major sectors were especially hard hit by the commodity price decline and drove the BHY2%ICI's return into negative territory. Independent Energy (7.33% of the BHY2%ICI at the beginning of the period) had a total return of -35.62%, Metals (5.55% of the BHY2%ICI at the beginning of the period) had a total return of -23.69% and Oil Field Services (1.71% of the BHY2%ICI at the beginning of the period) had a total return of -20.91%. Excluding these three sectors, the BHY2%ICI had a total return of -0.04% for the reporting period. Also late in the reporting period, the Third Avenue Focused Credit Fund (TFCIX), an open-end mutual fund focusing on distressed securities, had to halt redemption and go into liquidation mode. While TFCIX's security holdings were dramatically different than most open-end high-yield mutual funds, the fact that it needed to halt redemptions concerned the market. Liquidity concerns resulted in an uptick in mutual fund liquidations in December, thereby putting considerable selling pressure in the market. However, trading volume (according to FINRA's TRACE system) maintained healthy volumes to accommodate mutual fund outflows. The impact of these events can be seen in the spread between high-yield bonds and U.S. Treasury securities with comparable maturities which, according to the Credit Suisse High Yield Bond Index,5 began the reporting period at 564 basis points and ended the reporting period at 747 basis points.
Within the high-yield market, major industry sectors that substantially outperformed the overall BHY2%ICI included: Food & Beverage, Leisure, Building Materials, Consumer Products and Packaging. Major industry sectors that substantially underperformed the overall BHY2%ICI included: Independent Energy, Metals, Oil Field Services, Aerospace/Defense and Midstream. From a credit quality perspective, the higher quality “BB”-rated sector led the way with a return of -1.00% followed by the “B”-rated and “CCC”-rated sectors which returned -4.63% and -12.11%, respectively.
Sector Allocation
During the reporting period, the Fund was positively impacted by its underweight to the poor-performing Independent Energy, Oil Field Services and Metals industry sectors. The Fund was also positively impacted by its overweight to the outperforming Packaging, Healthcare, Food & Beverage and Consumer Products sectors. The Fund was negatively affected by its underweight in the strong-performing Home Construction and Financial Institution sectors.
Annual Shareholder Report

Security Selection
The Fund was positively impacted relative to the BHY2%ICI by strong security selection in the Independent Energy, Media Entertainment, Gaming, Retail, Building Material, Aerospace/Defense and Industrial Other industry sectors. The Fund was negatively impacted by poor security selection in the Cable Satellite, Midstream and Wireless Telecommunications industry sectors. Specific Fund holdings that substantially outperformed the BHY2%ICI included: Multi Packaging Solutions, Hiland Partners, Regal Entertainment, ServiceMaster and Affinity Gaming. Specific Fund holdings that substantially underperformed the BHY2%ICI included Sandridge Energy, Linn Energy, Energy XXI Gulf Coast, BreitBurn Energy Partners and Chesapeake Energy Corp.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BHY2%ICI.
2	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
3	The Barclays U.S. Aggregate Bond Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index is unmanaged, and it is not possible to invest directly in an index.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated High-Yield Strategy Portfolio from December 24, 2008 (start of performance) to December 31, 2015, compared to the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2015
Average Annual Total Returns for the Period Ended 12/31/2015
	1 Year	5 Years	Start of Performance*
Fund	-1.76%	6.07%	13.65%
BHY2%ICI	-4.43%	5.03%	13.62%
*	The Fund's start of performance date was December 24, 2008.
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BHY2%ICI is an issuer-constrained version of the Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The BHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At December 31, 2015, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	10.7%
Health Care	9.7%
Media Entertainment	6.9%
Cable Satellite	6.7%
Packaging	6.4%
Midstream	5.8%
Wireless Communications	4.5%
Automotive	4.3%
Financial Institutions	4.3%
Independent Energy	4.3%
Gaming	4.0%
Pharmaceuticals	3.5%
Food & Beverage	3.4%
Consumer Products	2.9%
Retailers	2.7%
Chemicals	2.6%
Other[3]	15.1%
Cash Equivalents[4]	1.0%
Other Assets and Liabilities—Net[5]	1.2%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the BHY2%ICI. Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of an affiliated investment company. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
December 31, 2015
Shares			Value
		INVESTMENT COMPANY—99.8%
6,043,947	[1]	High Yield Bond Portfolio	$35,180,769
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $39,610,445)[2]	35,180,769
		OTHER ASSETS AND LIABILITIES - NET—0.2%[3]	77,008
		TOTAL NET ASSETS—100%	$35,257,777
1	Due to this affiliated holding representing greater than 75% of the Fund's total net assets, a copy of the affiliated holding's most recent Annual Report is included with this Report.
2	The cost of investments for federal tax purposes amounts to $39,645,696.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value. High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the net asset value (NAV) is not publicly available.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.35	$13.92	$14.05	$13.32	$13.79
Income From Investment Operations:
Net investment income	0.86	0.93	1.06	1.22	1.22
Net realized and unrealized gain (loss) on investments	(1.06)	(0.44)	0.00[1]	0.76	(0.41)
TOTAL FROM INVESTMENT OPERATIONS	(0.20)	0.49	1.06	1.98	0.81
Less Distributions:
Distributions from net investment income	(0.87)	(0.92)	(1.06)	(1.22)	(1.22)
Distributions from net realized gain on investments	(0.15)	(0.14)	(0.13)	(0.03)	(0.06)
TOTAL DISTRIBUTIONS	(1.02)	(1.06)	(1.19)	(1.25)	(1.28)
Net Asset Value, End of Period	$12.13	$13.35	$13.92	$14.05	$13.32
Total Return[2]	(1.76)%	3.52%	7.83%	15.44%	6.09%
Ratios to Average Net Assets:
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	6.57%	6.76%	7.41%	8.89%	8.98%
Expense waiver/reimbursement[4]	0.49%	0.61%	0.77%	2.08%	3.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,258	$29,735	$22,695	$13,084	$8,900
Portfolio turnover	25%	24%	20%	35%	82%
1	Represents less than $0.01.
2	Based on net asset value.
3	The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2015
Assets:
Total investment in an affiliated holding (Note 5) (identified cost $39,610,445)		$35,180,769
Cash		186,398
Receivable for investments sold		150,000
Receivable for shares sold		2,625
TOTAL ASSETS		35,519,792
Liabilities:
Income distribution payable	$214,550
Payable to adviser (Note 5)	763
Payable for auditing fees	25,800
Payable for portfolio accounting fees	10,390
Accrued expenses (Note 5)	10,512
TOTAL LIABILITIES		262,015
Net assets for 2,905,970 shares outstanding		$35,257,777
Net Assets Consist of:
Paid-in capital		$39,680,951
Net unrealized depreciation of investments		(4,429,676)
Accumulated net realized loss on investments		(3,016)
Undistributed net investment income		9,518
TOTAL NET ASSETS		$35,257,777
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$35,257,777 ÷ 2,905,970 shares outstanding, no par value, unlimited shares authorized		$12.13
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended December 31, 2015
Investment Income:
Dividends received from an affiliated holding (Note 5)		$2,168,316
Expenses:
Administrative fee (Note 5)	$25,807
Custodian fees	5,306
Transfer agent fee	4,915
Directors'/Trustees' fees (Note 5)	2,022
Auditing fees	25,800
Legal fees	8,901
Portfolio accounting fees	41,646
Share registration costs	23,929
Printing and postage	15,624
Miscellaneous (Note 5)	7,554
TOTAL EXPENSES	161,504
Reimbursement of other expenses (Note 5)	(161,504)
Net expenses		—
Net investment income		2,168,316
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments in an affiliated holding (Note 5)		24,828
Realized gain distribution from affiliated investment company shares (Note 5)		51,276
Net change in unrealized depreciation of investments		(2,913,515)
Net realized and unrealized loss on investments		(2,837,411)
Change in net assets resulting from operations		$(669,095)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended December 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,168,316	$1,737,949
Net realized gain on investments	76,104	411,404
Net change in unrealized appreciation/depreciation of investments	(2,913,515)	(1,382,695)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(669,095)	766,658
Distributions to Shareholders:
Distributions from net investment income	(2,202,841)	(1,706,567)
Distributions from net realized gain on investments	(367,018)	(269,637)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,569,859)	(1,976,204)
Share Transactions:
Proceeds from sale of shares	17,601,710	13,321,480
Net asset value of shares issued to shareholders in payment of distributions declared	20,292	14,770
Cost of shares redeemed	(8,860,449)	(5,086,668)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,761,553	8,249,582
Change in net assets	5,522,599	7,040,036
Net Assets:
Beginning of period	29,735,178	22,695,142
End of period (including undistributed net investment income of $9,518 and $32,749, respectively)	$35,257,777	$29,735,178
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
December 31, 2015
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated High-Yield Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income, by investing primarily in a high yield bond mutual fund and in a portfolio of fixed-income securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. The detail of total fund expense reimbursement of $161,504 is disclosed in Note 5.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2015	2014
Shares sold	1,366,033	961,007
Shares issued to shareholders in payment of distributions declared	1,554	1,069
Shares redeemed	(688,687)	(365,558)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	678,900	596,518
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for short-term capital gain distributions from a registered investment company.
For the year ended December 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$11,294	$(11,294)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income[1]	$2,228,184	$1,743,141
Long-term capital gains	$341,675	$233,063
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of December 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed income[2]	$41,753
Net unrealized depreciation	$(4,464,927)
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At December 31, 2015, the cost of investments for federal tax purposes was $39,645,696. The net unrealized depreciation of investments for federal tax purposes was $4,464,927. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $4,464,927.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the year ended December 31, 2015, the Adviser reimbursed $161,504 of other expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Annual Shareholder Report

For the year ended December 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. For the year ended December 31, 2015, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2015, were as follows:
High Yield Bond Portfolio
Balance of Shares Held 12/31/2014	4,698,874
Purchases/Additions	2,676,160
Sales/Reductions	(1,331,087)
Balance of Shares Held 12/31/2015	6,043,947
Value	$35,180,769
Dividend Income	$2,168,316
Realized Gain Distribution	$51,276
The Fund invests in High Yield Bond Portfolio (HYCORE), a portfolio of Federated Core Trust (“Core Trust”) which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of HYCORE is to seek high current income. Federated receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of HYCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At December 31, 2015, HYCORE represents 100% of the Fund's total portfolio of investments. Therefore, the performance of the Fund is directly affected by the performance of HYCORE. To illustrate the security holdings, financial condition, results of operations and changes in net assets of HYCORE, its financial statements are included within this report. The financial statements of HYCORE should be read in conjunction with the Fund's financial statements. The valuation of securities held by HYCORE is discussed in the notes to its financial statements.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2015, were as follows:
Purchases	$16,500,531
Sales	$8,263,000
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2015, there were no outstanding loans. During the year ended December 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2015, there were no outstanding loans. During the year ended December 31, 2015, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2015, the amount of long-term capital gains designated by the Fund was $341,675.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Federated Managed Pool Series AND SHAREHOLDERS OF Federated High-Yield Strategy Portfolio:
We have audited the accompanying statement of assets and liabilities of Federated High-Yield Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Managed Pool Series), including the portfolio of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated High-Yield Strategy Portfolio, a portfolio of Federated Managed Pool Series, at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 22, 2016
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2015	Ending Account Value 12/31/2015	Expenses Paid During Period[1]
Actual	$1,000	$952.70	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses.

Annual Shareholder Report

Management's Discussion of Fund Performance (unaudited)–
High Yield Bond Portfolio
The total return of the High Yield Bond Portfolio (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2015, was -1.81%. The total return of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),1 a broad-based securities market index, was -4.43% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BHY2%ICI.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BHY2%ICI were: (1) the allocation among industry sectors and (2) the selection of individual securities.
MARKET OVERVIEW
The total return for the high-yield market2 for the reporting period was disappointing on both an absolute and a relative basis. For example, the BHY2%ICI, returned -4.43% for the reporting period, underperforming the Barclays U.S. Aggregate Bond Index,3 a measure of high-quality bond4 performance, which returned 0.55% for the period. The main factor which negatively impacted the high-yield market was the weakness in commodity prices, especially energy prices. Three major sectors were especially hard hit by the commodity price decline and drove the BHY2%ICI's return into negative territory. Independent Energy (7.33% of the BHY2%ICI at the beginning of the period) had a total return of -35.62%, Metals (5.55% of the BHY2%ICI at the beginning of the period) had a total return of -23.69% and Oil Field Services (1.71% of the BHY2%ICI at the beginning of the period) had a total return of -20.91%. Excluding these three sectors, the BHY2%ICI had a total return of -0.04% for the reporting period. Also late in the reporting period, the Third Avenue Focused Credit Fund (TFCIX), an open-end mutual fund focusing on distressed securities, had to halt redemptions and go into liquidation mode. While TFCIX's security holdings were dramatically different than most open-end high-yield mutual funds, the fact that it needed to halt redemptions concerned the market. Liquidity concerns resulted in an uptick in mutual fund liquidations in December, thereby putting considerable selling pressure in the market. However, trading volume (according to FINRA's TRACE system) maintained healthy volumes to accommodate mutual fund outflows. The impact of these events can be seen in the spread between high-yield bonds and U.S. Treasury securities with comparable maturities which, according to the Credit Suisse High Yield Bond Index,5 began the reporting period at 564 basis points and ended the reporting period at 747 basis points.
Within the high-yield market, major industry sectors that substantially outperformed the overall BHY2%ICI included: Food & Beverage, Leisure, Building Materials, Consumer Products and Packaging. Major industry sectors that substantially underperformed the overall BHY2%ICI included: Independent Energy, Metals, Oil Field Services, Aerospace/Defense and Midstream. From a credit quality perspective, the higher quality “BB”-rated sector led the way with a return of -1.00% followed by the “B”-rated and “CCC”-rated sectors which returned -4.63% and -12.11%, respectively.
Sector Allocation
During the reporting period, the Fund was positively impacted by its underweight to the poor-performing Independent Energy, Oil Field Services and Metals industry sectors. The Fund was also positively impacted by its overweight to the outperforming Packaging, Healthcare, Food & Beverage and Consumer Products sectors. The Fund was negatively affected by its underweight in the strong-performing Home Construction and Financial Institutions sectors.
Annual Shareholder Report

Security Selection
The Fund was positively impacted relative to the BHY2%ICI by strong security selection in the Independent Energy, Media Entertainment, Gaming, Retail, Building Material, Aerospace/Defense and Industrial Other industry sectors. The Fund was negatively impacted by poor security selection in the Cable Satellite, Midstream and Wireless Telecommunications industry sectors. Specific Fund holdings that substantially outperformed the BHY2%ICI included: Multi Packaging Solutions, Hiland Partners, Regal Entertainment, ServiceMaster and Affinity Gaming. Specific Fund holdings that substantially underperformed the BHY2%ICI included Sandridge Energy, Linn Energy, Energy XXI Gulf Coast, BreitBurn Energy Partners and Chesapeake Energy Corp.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BHY2%ICI.
2	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
3	The Barclays U.S. Aggregate Bond Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index is unmanaged, and it is not possible to invest directly in an index.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the High Yield Bond Portfolio from December 31, 2005 to December 31, 2015, compared to the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2015
Average Annual Total Returns for the Period Ended 12/31/2015
	1 Year	5 Years	10 Years
Fund	-1.81%	6.05%	7.65%
BHY2%ICI	-4.43%	5.03%	6.95%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI has been adjusted to reflect reinvestment of dividends on securities in the index.
The BHY2%ICI is an issuer-constrained version of the Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The BHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.	2
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–High Yield Bond Portfolio
At December 31, 2015, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	10.7%
Health Care	9.7%
Media Entertainment	6.9%
Cable Satellite	6.7%
Packaging	6.4%
Midstream	5.8%
Wireless Communications	4.5%
Automotive	4.3%
Financial Institutions	4.3%
Independent Energy	4.3%
Gaming	4.0%
Pharmaceuticals	3.5%
Food & Beverage	3.4%
Consumer Products	2.9%
Retailers	2.7%
Chemicals	2.6%
Other[2]	15.1%
Cash Equivalents[3]	1.0%
Other Assets and Liabilities—Net [4]	1.2%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments–High Yield Bond Portfolio
December 31, 2015
Principal Amount or Shares			Value
		CORPORATE BONDS—97.8%
		Aerospace/Defense—0.9%
$1,300,000	[1,2]	KLX, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2022	$1,241,500
3,175,000		TransDigm, Inc., 5.50%, 10/15/2020	3,087,688
1,000,000		TransDigm, Inc., 7.50%, 7/15/2021	1,040,000
8,850,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	8,695,125
4,475,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	4,472,762
2,200,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 6.50%, 5/15/2025	2,139,500
		TOTAL	20,676,575
		Automotive—4.3%
8,900,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	9,102,920
4,125,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	4,331,250
5,000,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	5,550,000
2,000,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	2,077,500
11,475,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	8,319,375
3,825,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	3,939,750
7,350,000	[1]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	6,321,000
5,675,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	5,958,750
2,300,000		Lear Corp., 4.75%, 1/15/2023	2,323,000
5,525,000		Lear Corp., 5.25%, 1/15/2025	5,649,312
2,725,000		Lear Corp., 5.375%, 3/15/2024	2,813,563
7,525,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	7,637,875
4,175,000	[1,2]	Omega US Sub LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	3,872,312
3,675,000	[1,2]	Schaeffler AG, Series 144A, 4.25%, 5/15/2021	3,665,812
750,000	[1,2]	Schaeffler AG, Series 144A, 6.25%, 11/15/2019	786,563
8,825,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	9,531,000
2,525,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	2,607,063
2,025,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	1,994,625
4,075,000		Tenneco, Inc., Company Guarantee, 6.875%, 12/15/2020	4,238,000
1,925,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	1,963,500
8,525,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	2,983,750
800,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.50%, 4/29/2022	785,000
5,350,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	5,115,937
		TOTAL	101,567,857
		Building Materials—2.4%
1,325,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	1,354,812
4,290,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,365,075
7,425,000	[1,2]	American Builders & Contractors Supply Co. Inc., Series 144A, 5.625%, 4/15/2021	7,554,937
900,000	[1,2]	American Builders & Contractors Supply Co. Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	909,000
1,050,000	[1,2]	Anixter, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	1,057,875
2,300,000	[1,2]	Beacon Roofing Supply, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/1/2023	2,354,625
2,975,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	3,049,375
2,300,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	2,354,625
2,725,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	2,847,625
1,675,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,737,813
5,700,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	6,013,500
9,250,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	9,644,050
9,200,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	9,522,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$1,925,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	$2,011,625
2,100,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	2,139,375
		TOTAL	56,916,312
		Cable Satellite—6.7%
1,150,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	1,138,500
4,400,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	4,422,000
5,100,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	4,717,500
2,200,000		CCO Holdings LLC/Cap Corp., 5.25%, 3/15/2021	2,290,750
5,475,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	5,625,562
4,450,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	4,438,875
4,050,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	4,039,875
2,125,000	[1,2]	CCOH Safari LLC, Sr. Unsecd. Note, Series 144A, 5.75%, 2/15/2026	2,135,625
4,675,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,225,031
2,525,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,281,969
1,000,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	981,250
3,300,000		Charter Communications Holdings II, 5.125%, 2/15/2023	3,312,375
2,300,000		Charter Communications Holdings II, 5.75%, 1/15/2024	2,369,000
2,150,000		Charter Communications Holdings II, 6.625%, 1/31/2022	2,270,937
1,071,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,095,098
2,125,000		DISH DBS Corp., 5.00%, 3/15/2023	1,848,750
14,150,000		DISH DBS Corp., 5.875%, 7/15/2022	13,230,250
1,675,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,494,938
5,050,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	2,373,500
6,250,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	2,843,750
8,300,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	5,332,750
9,650,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	7,623,500
2,350,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	2,056,250
4,550,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	4,754,750
11,375,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	11,943,750
4,550,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	4,743,375
7,225,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	7,107,594
2,775,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 5.875%, 10/1/2020	2,913,750
7,800,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	8,170,500
3,250,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	3,278,437
1,950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	1,869,563
5,000,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	5,006,250
8,075,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	8,009,592
7,725,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	7,531,875
5,350,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	5,450,312
800,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	772,000
2,100,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	2,102,625
2,475,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	2,304,844
		TOTAL	158,107,252
		Chemicals—2.6%
5,900,000		Ashland, Inc., 4.75%, 8/15/2022	5,759,875
4,450,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	4,405,500
5,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	5,002,937
8,825,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	9,326,922
5,250,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	4,488,750
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$3,200,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	$2,520,000
8,200,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	5,822,000
1,425,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	1,307,438
8,075,000	[1,2]	Huntsman International LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2022	7,307,875
1,125,000	[1,2]	Platform Specialty Products Corp., Series 144A, 10.37%, 5/1/2021	1,125,000
13,050,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	11,353,500
1,775,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	1,797,188
2,375,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	2,407,656
		TOTAL	62,624,641
		Construction Machinery—0.7%
462,000		RSC Equipment Rental, Inc., Company Guarantee, 8.25%, 2/1/2021	485,678
2,600,000		United Rentals, Inc., 4.625%, 7/15/2023	2,603,250
1,375,000		United Rentals, Inc., 5.75%, 11/15/2024	1,368,125
925,000		United Rentals, Inc., 7.375%, 5/15/2020	978,187
1,175,000		United Rentals, Inc., 7.625%, 4/15/2022	1,261,597
8,800,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	8,569,000
1,450,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	1,489,875
		TOTAL	16,755,712
		Consumer Cyclical Services—1.2%
6,425,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	5,557,625
4,725,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	4,087,125
11,775,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	10,950,750
3,375,000		IHS, Inc., Sr. Unsecd. Note, 5.00%, 11/1/2022	3,429,844
2,400,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	2,400,000
1,775,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	1,775,000
		TOTAL	28,200,344
		Consumer Products—2.9%
14,775,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	15,513,750
7,550,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	5,473,750
10,025,000	[1,2]	First Quality Finance Co. Inc., Series 144A, 4.625%, 5/15/2021	9,172,875
6,950,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	6,776,250
3,975,000		Prestige Brands Holdings, Inc., 8.125%, 2/1/2020	4,134,000
7,975,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	7,695,875
2,550,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	2,664,750
4,400,000	[1,2]	Spectrum Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 7/15/2025	4,532,000
5,675,000		Springs Industries, Inc., 6.25%, 6/1/2021	5,646,625
2,100,000	[1,2]	Tempur Sealy International, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	2,131,500
4,125,000	[1,2]	Vista Outdoor, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 10/1/2023	4,248,750
		TOTAL	67,990,125
		Diversified Manufacturing—1.7%
2,875,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	2,875,000
9,350,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	9,501,937
8,875,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	6,833,750
6,575,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	4,766,875
5,100,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	4,781,250
700,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	724,500
10,275,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	9,915,375
		TOTAL	39,398,687
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—4.3%
$3,875,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	$3,947,656
1,450,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	1,469,938
4,050,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.00%, 10/1/2021	4,181,625
5,550,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	5,834,438
2,350,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	2,385,250
1,375,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.25%, 9/29/2017	1,376,719
5,400,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	5,339,250
4,800,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	4,764,000
2,550,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	2,524,500
1,800,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	1,813,500
4,700,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	4,829,250
5,125,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	5,419,688
5,275,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	5,459,625
725,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	761,250
4,150,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	4,222,625
11,775,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	10,626,937
6,050,000	[1,2]	Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	5,687,000
7,975,000		International Lease Finance Corp., 4.625%, 4/15/2021	8,194,312
7,275,000		International Lease Finance Corp., 5.875%, 8/15/2022	7,766,062
2,475,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	2,577,094
13,325,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	12,742,031
		TOTAL	101,922,750
		Food & Beverage—3.4%
15,775,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	13,960,875
10,050,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	10,414,313
1,725,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 1/15/2024	1,761,656
1,775,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.75%, 11/15/2024	1,814,937
5,300,000	[1,2]	Dean Foods Co., Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2023	5,525,250
11,000,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	10,587,500
2,775,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	2,913,750
8,000,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	8,500,000
4,700,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	4,893,875
2,225,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	2,297,313
2,000,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	1,910,000
16,675,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	17,216,937
		TOTAL	81,796,406
		Gaming—4.0%
3,100,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	3,131,000
2,925,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	3,063,938
6,800,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	7,021,000
5,025,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	3,630,562
3,325,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	3,258,500
9,025,000		MGM Mirage, Inc., 7.75%, 3/15/2022	9,622,906
6,400,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,608,000
2,850,000		MGM Resorts International, 6.00%, 3/15/2023	2,835,750
7,250,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	7,268,125
10,250,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	9,993,750
7,275,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	7,684,219
2,075,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	2,265,641
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$4,194,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	$4,361,760
12,325,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	12,355,812
3,730,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	3,860,550
8,275,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	8,481,875
		TOTAL	95,443,388
		Health Care—9.7%
8,475,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	7,585,125
9,325,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	9,266,719
13,600,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	12,971,000
5,425,000		CHS/Community Health Systems, Inc., Term Loan-1st Lien, 5.125%, 8/1/2021	5,425,000
2,200,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	2,128,500
3,725,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	3,731,984
3,025,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	3,127,094
4,925,000		Emdeon, Inc., 11.00%, 12/31/2019	5,152,781
3,175,000	[1,2]	Emdeon, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2021	2,960,688
10,000,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	9,850,001
7,250,000		HCA, Inc., 4.75%, 5/1/2023	7,195,625
6,025,000		HCA, Inc., 5.00%, 3/15/2024	6,025,000
2,300,000		HCA, Inc., 5.875%, 5/1/2023	2,369,000
4,000,000		HCA, Inc., Bond, 5.875%, 3/15/2022	4,230,000
4,950,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	5,405,400
10,150,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	10,035,812
10,650,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	11,848,125
8,200,000		HCA, Inc., Term Loan-1st Lien, 5.25%, 4/15/2025	8,282,000
4,125,000	[1,2]	Hill-Rom Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 9/1/2023	4,228,125
1,975,000	[1,2]	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 7/15/2022	2,021,906
8,775,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	8,116,875
1,700,000		LifePoint Health, Inc., 5.875%, 12/1/2023	1,729,750
7,575,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	7,726,500
1,425,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	1,435,688
14,650,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	14,723,250
18,475,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	12,701,562
10,325,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	9,886,188
7,525,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	7,374,500
3,450,000	[1,2]	Team Health, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 12/15/2023	3,579,375
3,225,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	3,225,000
12,050,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	12,080,125
6,850,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	6,644,500
5,100,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	4,998,000
4,625,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	4,298,359
8,025,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	8,105,250
		TOTAL	230,464,807
		Independent Energy—4.3%
5,900,000		Antero Resources Corp., 6.00%, 12/1/2020	4,956,000
3,125,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	2,390,625
1,475,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 6/1/2023	1,157,875
2,775,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	2,233,875
6,450,000		Approach Resources, Inc., 7.00%, 6/15/2021	2,322,000
2,525,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	467,125
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$1,600,000		California Resources Corp., Sr. Unsecd. Note, 5.50%, 9/15/2021	$512,000
9,050,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	2,782,875
450,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	366,750
8,600,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	7,557,250
2,250,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	528,750
1,075,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	274,125
3,725,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	1,098,875
3,575,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	983,125
3,275,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	966,125
2,325,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	674,250
775,000	[1,2]	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	730,438
2,025,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	1,913,625
2,350,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	1,186,750
1,350,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	695,250
4,825,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	3,100,062
2,975,000		Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	338,406
775,000		Energy XXI Gulf Coast, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2024	89,125
750,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	630,000
6,525,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	5,872,500
3,825,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	2,653,594
2,850,000		Laredo Petroleum, 5.625%, 1/15/2022	2,493,750
1,400,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	1,225,000
1,975,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	1,826,875
8,575,000		Legacy Reserves, 6.625%, 12/1/2021	1,843,625
550,000		Linn Energy LLC, 6.50%, 5/15/2019	99,000
2,025,000		Linn Energy LLC, 6.50%, 9/15/2021	283,500
2,300,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	345,000
1,925,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	327,250
3,525,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	621,281
3,775,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	3,237,062
925,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	619,750
8,175,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	5,477,250
2,550,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,593,750
1,350,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	870,750
4,525,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	3,020,437
1,375,000		PDC Energy, Inc., 7.75%, 10/15/2022	1,326,875
3,300,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	3,052,500
1,300,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	1,202,500
1,200,000		Range Resources Corp., 5.00%, 8/15/2022	903,000
1,625,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	1,218,750
5,053,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2025	3,859,229
6,175,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	4,476,875
775,000	[1,2]	Rice Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/1/2023	569,625
2,875,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	1,883,125
2,475,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	1,639,688
1,175,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	869,500
1,550,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	176,313
7,575,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	871,125
6,200,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	2,201,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$1,275,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.75%, 3/15/2021	$935,850
8,600,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	6,235,000
		TOTAL	101,786,610
		Industrial - Other—2.0%
5,725,000		Anixter International, Inc., 5.125%, 10/1/2021	5,746,469
1,725,000		Anixter International, Inc., 5.625%, 5/1/2019	1,800,469
5,550,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	5,133,750
6,725,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	6,506,437
5,775,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	5,601,750
7,825,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	6,533,875
9,400,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	9,494,000
7,075,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	6,332,125
		TOTAL	47,148,875
		Leisure—0.9%
350,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	362,250
3,600,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	3,654,000
3,675,000		Cinemark USA, Inc., 5.125%, 12/15/2022	3,661,219
800,000		Cinemark USA, Inc., Company Guarantee, 7.375%, 6/15/2021	845,000
2,475,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
4,600,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	4,456,250
1,800,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,806,750
7,100,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	7,224,250
		TOTAL	22,009,719
		Lodging—0.2%
3,675,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	3,826,594
1,175,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	1,180,875
		TOTAL	5,007,469
		Media Entertainment—6.9%
2,550,000		AMC Networks, Inc., 7.75%, 7/15/2021	2,690,250
1,675,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	1,681,281
1,800,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	1,847,250
3,225,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	3,325,781
4,225,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	4,304,219
8,525,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	5,978,156
1,500,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	1,500,000
2,350,000		Clear Channel Worldwide, 6.50%, 11/15/2022	2,276,563
12,325,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	12,063,094
3,725,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	1,275,813
8,775,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	8,511,750
6,200,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	6,448,000
1,800,000		Gannett Co., Inc., 5.125%, 10/15/2019	1,867,500
6,650,000		Gannett Co., Inc., 6.375%, 10/15/2023	7,032,375
725,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	728,625
725,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	726,813
9,700,000		Gray Television, Inc., 7.50%, 10/1/2020	10,003,125
2,950,000		Lamar Media Corp., 5.00%, 5/1/2023	3,001,625
625,000		Lamar Media Corp., 5.875%, 2/1/2022	659,375
2,975,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	3,079,125
5,225,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	5,211,937
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$125,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	$131,406
8,150,000	[1,2]	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 12/15/2022	8,109,250
6,025,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	5,919,562
13,025,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	12,911,031
3,900,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	4,012,125
5,800,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	5,183,750
5,825,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	4,630,875
11,875,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	11,592,969
500,000		Sinclair Television Group, Sr. Unsecd. Note, 6.125%, 10/1/2022	512,500
10,575,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	10,680,750
2,575,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	2,362,563
6,125,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	5,627,344
8,525,000	[1,2]	Tribune Media Co., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2022	8,546,312
		TOTAL	164,433,094
		Metals & Mining—0.6%
6,525,000		ArcelorMittal SA, 6.125%, 6/1/2025	4,779,563
1,800,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	1,674,000
850,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	779,875
5,825,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	5,329,875
3,525,000	[1]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	1,766,906
		TOTAL	14,330,219
		Midstream—5.8%
5,750,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	4,668,632
900,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	722,305
575,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	537,625
5,225,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	3,631,375
2,575,000		Chesapeake Midstream Partners L.P., Sr. Unsecd. Note, 6.125%, 7/15/2022	2,439,797
1,950,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	1,365,000
6,325,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	4,443,312
20,150,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	16,523,000
4,175,000	[1,2]	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	3,423,500
3,275,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	2,800,125
6,250,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	5,296,875
5,125,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	4,929,609
4,325,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	4,303,375
3,025,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	2,238,500
5,700,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	5,221,964
3,025,000	[1,2]	MPLX LP, Series 144A, 4.50%, 7/15/2023	2,721,593
3,950,000	[1,2]	MPLX LP, Series 144A, 4.875%, 12/1/2024	3,564,875
1,900,000	[1,2]	MPLX LP, Series 144A, 4.875%, 6/1/2025	1,710,000
4,400,000	[1,2]	MPLX LP, Series 144A, 5.50%, 2/15/2023	3,872,000
1,675,000		Regency Energy Partners LP, 4.50%, 11/1/2023	1,452,103
850,000		Regency Energy Partners LP, 5.00%, 10/1/2022	754,367
1,600,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,442,672
8,425,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	6,023,875
4,475,000	[1,2]	Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	3,199,625
12,200,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	11,285,000
1,675,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	1,478,188
2,400,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	2,232,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$6,125,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 3/1/2025	$5,206,250
6,200,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	5,053,000
4,401,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	4,246,965
1,275,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	1,045,500
6,250,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	4,656,250
650,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	555,750
1,450,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.25%, 11/15/2023	1,123,750
3,525,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	2,872,875
2,936,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	2,818,560
3,275,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,127,625
400,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	390,000
5,150,000		Western Refining Logistics LP / WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	4,944,000
		TOTAL	138,321,817
		Oil Field Services—0.1%
3,250,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	1,348,750
3,800,000		FTS International, Inc., 6.25%, 5/1/2022	1,083,000
		TOTAL	2,431,750
		Packaging—6.4%
10,625,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	10,970,312
300,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	289,500
2,450,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	2,364,250
436,765	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	431,305
3,625,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	3,398,438
2,125,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	2,183,438
7,400,000		Ball Corp., 4.00%, 11/15/2023	7,094,750
450,000		Ball Corp., 5.00%, 3/15/2022	461,250
8,425,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	8,646,156
5,575,000		Berry Plastics Corp., 5.125%, 7/15/2023	5,435,625
14,975,000		Berry Plastics Corp., 5.50%, 5/15/2022	14,937,562
1,550,000	[1,2]	Berry Plastics Corp., Series 144A, 6.00%, 10/15/2022	1,584,875
11,575,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	10,880,500
5,500,000		Crown Americas LLC, 4.50%, 1/15/2023	5,403,750
1,000,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	1,033,750
7,275,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	7,584,187
8,375,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	8,333,125
1,200,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	1,177,500
4,625,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	4,538,281
3,250,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	3,304,844
3,750,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	3,860,156
11,375,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	11,598,974
7,800,000		Reynolds Group, 8.25%, 2/15/2021	7,546,500
1,800,000		Reynolds Group, 9.875%, 8/15/2019	1,815,750
1,675,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,566,125
2,975,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	2,993,594
2,800,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	2,870,000
4,375,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	4,396,876
4,575,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	4,677,938
12,500,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	10,687,500
		TOTAL	152,066,811
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Paper—0.5%
$2,150,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	$2,031,750
7,700,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	7,469,000
2,875,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	2,918,125
		TOTAL	12,418,875
		Pharmaceuticals—3.5%
1,925,000	[1,2]	AMAG Pharmaceutical, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 9/1/2023	1,703,625
1,150,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	1,132,750
7,075,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	7,004,250
5,825,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	5,825,000
10,125,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	10,200,938
17,225,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	16,837,437
1,250,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	1,209,375
5,825,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	5,184,250
3,000,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	2,775,000
3,000,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	2,865,000
2,025,000	[1,2]	Quintiles Transnational Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2023	2,045,250
4,975,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	4,601,875
7,200,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	7,218,000
2,200,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	1,947,000
450,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.375%, 3/15/2020	425,250
7,300,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	6,551,750
7,275,000	[1,2]	Vrx Escrow Corp., Series 144A, 6.125%, 4/15/2025	6,511,125
		TOTAL	84,037,875
		Refining—0.4%
4,025,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	3,924,375
6,300,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	6,300,000
		TOTAL	10,224,375
		Restaurants—1.1%
4,850,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	4,874,250
14,575,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	15,048,687
6,900,000		NPC INTL/OPER CO A&B, Inc., 10.50%, 1/15/2020	7,176,000
		TOTAL	27,098,937
		Retailers—2.7%
13,025,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	12,946,850
3,800,000	[1,2]	Family Tree Escrow LLC, Series 144A, 5.75%, 3/1/2023	3,980,500
4,195,000	[1]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	2,328,225
900,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	724,500
1,350,000		Limited Brands, Inc., 5.625%, 10/15/2023	1,437,750
1,000,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	1,132,500
775,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	824,406
11,000,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	11,385,000
1,650,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	1,229,250
5,725,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	3,578,125
4,475,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	4,558,906
7,875,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	8,091,563
1,450,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	1,424,625
7,500,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	7,790,625
1,150,000		Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	1,167,250
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$725,000		Sally Hldgs. LLC/Sally Capital, Inc., 5.75%, 6/1/2022	$754,000
		TOTAL	63,354,075
		Technology—10.7%
6,150,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	4,028,250
2,700,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	1,849,500
7,425,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	4,965,469
4,900,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	4,263,000
8,825,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	8,913,250
7,875,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	4,912,031
3,525,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	3,732,094
5,025,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	5,112,937
7,050,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	7,402,500
4,075,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	3,932,375
5,950,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	5,674,812
4,575,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	4,643,625
6,625,000		CoreLogic, Inc., Sr. Unsecd. Note, 7.25%, 6/1/2021	6,923,125
8,225,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	7,978,250
6,475,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	6,523,562
24,000,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	23,700,000
12,496,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	13,072,066
2,500,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	2,506,250
6,000,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	6,007,500
14,650,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	10,639,562
2,125,000	[1,2]	Infor US, Inc., Series 144A, 5.75%, 8/15/2020	2,146,250
15,150,000	[1,2]	Infor US, Inc., Series 144A, 6.50%, 5/15/2022	12,839,625
4,575,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	4,689,375
1,975,000		Iron Mountain, Inc., 5.75%, 8/15/2024	1,913,281
3,025,000	[1,2]	Iron Mountain, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2020	3,198,938
9,925,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	9,031,750
4,750,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	4,880,625
1,900,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	1,933,250
975,000		Micron Technology, Inc., Sr. Unsecd. Note, 5.50%, 2/1/2025	850,688
2,050,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	1,809,125
4,850,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	4,377,125
4,100,000		NCR Corp., 6.375%, 12/15/2023	4,053,875
4,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,848,906
4,250,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	4,138,438
1,800,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	1,779,750
10,375,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	10,440,570
6,375,000	[1,2]	Qorvo, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2025	6,582,187
5,300,000	[1,2]	SS&C Technologies Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2023	5,485,500
1,150,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	1,142,813
5,325,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	5,325,000
1,300,000		Seagate HDD Cayman, 4.75%, 6/1/2023	1,139,696
1,200,000		Seagate HDD Cayman, Sr. Unsecd. Note, 4.75%, 1/1/2025	1,001,539
2,625,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	2,693,906
4,125,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	4,042,500
1,300,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,355,250
8,800,000		Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	4,070,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$4,675,000		Verisign, Inc., 4.625%, 5/1/2023	$4,549,944
800,000		Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	806,000
7,950,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	8,327,625
		TOTAL	255,233,689
		Transportation Services—0.6%
5,925,000		HDTFS, Inc., 6.25%, 10/15/2022	6,162,000
4,575,000		Hertz Corp., 5.875%, 10/15/2020	4,740,844
2,100,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	2,150,400
		TOTAL	13,053,244
		Utility - Electric—1.2%
9,800,000		Calpine Corp., 5.75%, 1/15/2025	8,685,250
1,325,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	1,374,277
2,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	2,085,750
76,740	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	77,316
3,125,000		NRG Energy, Inc., 6.25%, 5/1/2024	2,641,250
3,200,000		NRG Energy, Inc., Company Guarantee, 7.625%, 1/15/2018	3,352,000
1,675,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	1,633,125
2,225,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,941,312
5,150,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	4,287,375
2,675,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	2,166,750
		TOTAL	28,244,405
		Wireless Communications—4.5%
8,025,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	7,262,625
6,575,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	5,687,375
5,875,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	4,979,063
10,100,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	8,383,000
2,200,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	2,266,000
5,375,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	5,616,875
6,450,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,720,835
325,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	340,438
300,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	311,250
5,775,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	5,616,187
4,375,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	4,232,813
19,750,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	13,874,375
1,525,000	[1,2]	Sprint Capital Corp., Gtd. Note, Series 144A, 9.00%, 11/15/2018	1,608,875
5,575,000		Sprint Corp., 7.125%, 6/15/2024	4,083,688
8,575,000		Sprint Corp., 7.875%, 9/15/2023	6,461,262
3,425,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,442,125
3,900,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	2,808,000
3,675,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	3,803,625
4,075,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	4,166,688
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,649,375
4,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	4,542,125
5,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	5,598,187
4,575,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	4,629,854
		TOTAL	108,084,640
		Wireline Communications—0.6%
3,350,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	3,433,750
2,275,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	2,383,062
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireline Communications—continued
$6,350,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.375%, 5/1/2025	$6,342,062
1,225,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	1,270,938
1,750,000	[1,2]	Level 3 Financing, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2024	1,763,125
		TOTAL	15,192,937
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,547,408,816)	2,326,344,272
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
53,011	[1,3,5]	Lone Pine Resources Canada Ltd.	0
53,011	[3,5]	Lone Pine Resources, Inc.	71,565
425,000	[1,3,5]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $420,960)	71,565
		INVESTMENT COMPANY—1.0%
25,270,048	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.27%[8] (AT NET ASSET VALUE)	25,270,048
		TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $2,573,099,824)[9]	2,351,685,885
		OTHER ASSETS AND LIABILITIES - NET—1.2%[10]	27,834,096
		TOTAL NET ASSETS—100%	$2,379,519,981
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2015, these restricted securities amounted to $1,195,810,952, which represented 50.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2015, these liquid restricted securities amounted to $1,185,317,505, which represented 49.8% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $2,578,710,327.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of December 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,326,344,272	$0	$2,326,344,272
Equity Securities:
Common Stocks
International	—	—	71,565	71,565
Investment Company	25,270,048	—	—	25,270,048
TOTAL SECURITIES	$25,270,048	$2,326,344,272	$71,565	$2,351,685,885
The following acronym is used throughout this portfolio:
GTD	—Guaranteed
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–High Yield Bond Portfolio
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$6.34	$6.62	$6.68	$6.35	$6.55
Income From Investment Operations:
Net investment income	0.41	0.43[1]	0.47[1]	0.53[1]	0.57
Net realized and unrealized gain (loss) on investments	(0.51)	(0.19)	0.04	0.41	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	0.24	0.51	0.94	0.38
Less Distributions:
Distributions from net investment income	(0.41)	(0.45)	(0.50)	(0.58)	(0.58)
Distributions from net realized gain on investments	(0.01)	(0.07)	(0.07)	(0.03)	—
TOTAL DISTRIBUTIONS	(0.42)	(0.52)	(0.57)	(0.61)	(0.58)
Net Asset Value, End of Period	$5.82	$6.34	$6.62	$6.68	$6.35
Total Return[2]	(1.81)%	3.53%	7.80%	15.44%	6.04%
Ratios to Average Net Assets:
Net expenses	0.02%	0.01%	0.00%[3]	0.00%[3]	0.00%[3]
Net investment income	6.37%	6.50%	7.08%	8.04%	8.75%
Expense waiver/reimbursement[4]	—	0.01%	0.02%	0.07%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,379,520	$2,691,244	$2,425,364	$2,340,516	$1,886,499
Portfolio turnover	33%	29%	30%	38%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser reimbursed all operating expenses incurred by the Fund.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities–High Yield Bond Portfolio
December 31, 2015
Assets:
Total investment in securities, at value including $25,270,048 of investment in an affiliated holding (Note 5) (identified cost $2,573,099,824)		$2,351,685,885
Income receivable		42,353,453
TOTAL ASSETS		2,394,039,338
Liabilities:
Payable for shares redeemed	$1,650,000
Income distribution payable	12,756,698
Accrued expenses (Note 5)	112,659
TOTAL LIABILITIES		14,519,357
Net assets for 408,842,927 shares outstanding		$2,379,519,981
Net Assets Consist of:
Paid-in capital		$2,618,972,132
Net unrealized depreciation of investments		(221,413,939)
Accumulated net realized loss on investments		(18,059,601)
Undistributed net investment income		21,389
TOTAL NET ASSETS		$2,379,519,981
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,379,519,981÷ 408,842,927 shares outstanding, no par value, unlimited shares authorized		$5.82
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations–High Yield Bond Portfolio
Year Ended December 31, 2015
Investment Income:
Interest		$170,114,059
Dividends received from an affiliated holding (Note 5)		52,602
TOTAL INCOME		170,166,661
Expenses:
Custodian fees	$91,568
Transfer agent fee	221,527
Directors'/Trustees' fees (Note 5)	19,633
Auditing fees	32,162
Legal fees	8,873
Portfolio accounting fees	222,519
Printing and postage	14,335
Miscellaneous (Note 5)	20,383
TOTAL EXPENSES	631,000
Net investment income		169,535,661
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(6,985,659)
Net change in unrealized depreciation of investments		(202,648,658)
Net realized and unrealized loss on investments		(209,634,317)
Change in net assets resulting from operations		$(40,098,656)
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets–High Yield Bond Portfolio
Year Ended December 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$169,535,661	$160,684,103
Net realized gain (loss) on investments	(6,985,659)	37,781,174
Net change in unrealized appreciation/depreciation of investments	(202,648,658)	(116,809,718)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(40,098,656)	81,655,559
Distributions to Shareholders:
Distributions from net investment income	(174,834,582)	(167,210,812)
Distributions from net realized gain on investments	(4,376,534)	(27,795,938)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(179,211,116)	(195,006,750)
Share Transactions:
Proceeds from sale of shares	235,568,600	735,168,301
Net asset value of shares issued to shareholders in payment of distributions declared	19,151,409	34,737,087
Cost of shares redeemed	(347,134,165)	(390,674,544)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(92,414,156)	379,230,844
Change in net assets	(311,723,928)	265,879,653
Net Assets:
Beginning of period	2,691,243,909	2,425,364,256
End of period (including undistributed net investment income of $21,389 and $14,261, respectively)	$2,379,519,981	$2,691,243,909
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements–High Yield Bond Portfolio
December 31, 2015
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of High-Yield Bond Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund's portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005-5/27/2009	$70,066	$77,316
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006-1/2/2008	$2,334,293	$0
International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	5/26/2011-1/28/2015	$7,397,406	$6,321,000
Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	10/9/2012-7/2/2013	$4,167,441	$2,328,225
Lone Pine Resources Canada Ltd.	1/30/2014	$0	$0
Lone Pine Resources, Inc., Escrow Shares	1/30/2014	$0	$0
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	4/11/2014-4/15/2014	$3,506,813	$1,766,906
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2015	2014
Shares sold	37,947,649	111,273,463
Shares issued to shareholders in payment of distributions declared	3,064,008	5,377,318
Shares redeemed	(56,371,235)	(58,605,829)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(15,359,578)	58,044,952
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.
For the year ended December 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$5,306,049	$(5,306,049)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income[1]	$175,798,574	$167,341,303
Long-term capital gains	$3,412,542	$27,665,447
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$43,965
Net unrealized depreciation	$(227,024,442)
Capital loss carryforwards	$(12,471,674)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to defaulted bond interest and discount accretion/premium amortization on debt securities.
At December 31, 2015, the cost of investments for federal tax purposes was $2,578,710,327. The net unrealized depreciation of investments for federal tax purposes was $227,024,442. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,472,175 and net unrealized depreciation from investments for those securities having an excess of cost over value of $247,496,617.
At December 31, 2015, the Fund had a capital loss carryforward of $12,471,674 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$3,045,251	$9,426,423	$12,471,674
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all investors in the Fund are other Federated Funds, insurance company separate accounts, common or comingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average net assets. The Adviser can modify or terminate this voluntarily reimbursement at any time at its sole discretion.
Annual Shareholder Report

Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Interfund Transactions
During the year ended December 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $668,191 and $172,594, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2015, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2014	38,813,882
Purchases/Additions	715,176,837
Sales/Reductions	(728,720,671)
Balance of Shares Held 12/31/2015	25,270,048
Value	$25,270,048
Dividend Income	$52,602
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2015, were as follows:
Purchases	$864,741,701
Sales	$946,457,599
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2015, there were no outstanding loans. During the year ended December 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2015, there were no outstanding loans. During the year ended December 31, 2015, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2015, the amount of long-term capital gains designated by the Fund was $3,412,542.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm–
High Yield Bond Portfolio
TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF High Yield Bond Portfolio:
We have audited the accompanying statement of assets and liabilities of High Yield Bond Portfolio (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Yield Bond Portfolio, a portfolio of Federated Core Trust, at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 22, 2016
Annual Shareholder Report

Shareholder Expense Example (unaudited)–High Yield Bond Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2015	Ending Account Value 12/31/2015	Expenses Paid During Period[1]
Actual	$1,000.00	$952.10	$0.10
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.10	$0.10
1	Expenses are equal to the Fund's annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustee and Trust Officers
The Board of Trustee is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustee who are “interested persons” of the Fund (i.e., “Interested” Trustee) and those who are not (i.e., “Independent” Trustee). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustee listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised six portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustee and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: October 2005	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Director, Pennsylvania Bar Institute; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: November 2005	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 2005	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: October 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: October 2005	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: September 2006	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated High-Yield Strategy Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investment accounts; and may also be offered to other Federated funds.
In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund
Annual Shareholder Report

shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund outperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-period, and outperformed its benchmark index for the five-year period.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated High-Yield Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P209
40004 (2/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Annual Shareholder Report
December 31, 2015
Ticker	FMBPX

Federated Mortgage Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Mortgage Strategy Portfolio (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2015, was 1.67%. The Barclays Mortgage-Backed Securities Index (BMBS),1 the Fund's broad-based securities market index, returned 1.51% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BMBS.
During the reporting period, the Fund's investment strategy focused on: (a) sector allocation; (b) security selection; (c) yield curve; and (d) duration.2 These were the most significant factors affecting the Fund's performance relative to the BMBS.
MARKET OVERVIEW
The U.S. economy created jobs at a relatively rapid clip during the reporting period, driving the unemployment rate downward and giving the Federal Open Market Committee confidence to raise interest rates. While the U.S. economy expanded at a moderate rate, falling commodity prices and concerns about the pace of Chinese economic growth roiled various markets. Central banks across the globe accelerated the easing of monetary policy.
Payroll growth averaged over 200,000 jobs per month in the U.S. with economic expansion growing at roughly 2%. A wide range of commodity prices declined, including oil which posted a significant decline, resulting in a boost for consumer disposable income. Consumer spending increased as a result, with car and truck sales notably strong as fuel prices fell. While U.S. consumption was steady, central banks in Europe and Asia launched additional quantitative easing programs in an attempt to elevate growth and combat disinflationary trends.
Most credit sectors such as investment-grade corporates and high yield lagged, to a significant degree, relative to their U.S. Treasury counterparts.3 Agency debt and agency-issued commercial mortgage-backed securities (MBS)4 slightly outperformed similar duration Treasuries in a year marked by low total rates of return across the fixed-income market.5 In response to the change in monetary policy, Treasury yields increased across the maturity spectrum but to a greater degree for short-term maturities. The 2- and 10-year Treasury yields increased 38 and 10 basis points to 1.05% and 2.27%, respectively.
Sector Allocation
Sector strategy included exposure to commercial MBS, asset-backed securities, single family rentals, an overweight to conventional MBS issued by Fannie Mae and Freddie Mac and an underweight to Ginnie Mae mortgage securities. Overall, sector allocation proved beneficial as these asset classes produced positive excess returns.
security selection
MBS prepayments are influenced by a wide variety of factors which may include loan size, borrower credit profile, loan-to-value ratio and property utilization (owner occupied, investor property, etc.), to name a few. Valuations for mortgage securities with these factors will vary over time depending on the interest rate environment. Investments in MBS with factors expected to reduce prepayment risk proved beneficial at times during the reporting period. Therefore, security selection made a positive impact on Fund performance.
YIELD CURVE
Generally speaking, Fund management expected yields to increase over the reporting period with short to intermediate maturities rising to a greater degree than long maturities. The increase in intermediate yields–notably the five-year Treasury–was not realized to the extent forecasted. As a result, the yield curve strategy acted as a drag on Fund performance.
DURATION
During the reporting period, tactical moves were made based on forecasted moves in interest rates. Overall, effective duration was, on average, below that of the BMBS. This interest rate stance was achieved through the use of traditional cash bond investments as well as derivatives in the form of Treasury futures contracts.6 Interest rate strategy made a small, positive contribution to Fund performance.
Annual Shareholder Report
1

1	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BMBS.
2	Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
5	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
6	The Fund's use of derivative instruments involves risks different from, or possibly greater than the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mortgage Strategy Portfolio from December 20, 2007 (start of performance) to December 31, 2015, compared to the Barclays Mortgage-Backed Securities Index (BMBS).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2015
Average Annual Total Returns for the Period Ended 12/31/2015
	1 Year	5 Years	Start of Performance*
Fund	1.67%	2.76%	3.98%
BMBS	1.51%	2.96%	4.30%
*	The Fund's start of performance date was December 20, 2007.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BMBS has been adjusted to reflect reinvestment of dividends on securities in the index.
The BMBS covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.	2
Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)
At December 31, 2015, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets[2]
U.S. Government Agency Mortgage-Backed Securities	73.7%
Non-Agency Mortgage-Backed Securities	9.5%
U.S. Government Agency Commercial Mortgage-Backed Securities	6.5%
Asset-Backed Securities	5.5%
Non-Agency Commercial Mortgage-Backed Securities	1.8%
Agency Risk Transfer Securities	1.3%
Derivative Contracts[3,4]	0.0%
Repurchase Agreements—Collateral[5]	14.6%
Cash Equivalents[6]	1.7%
Other Assets and Liabilities—Net[7]	(14.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represent less than 0.1%.
5	Includes repurchase agreements purchased with proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
4

Portfolio of Investments
December 31, 2015
Shares or Principal Amount			Value
		INVESTMENT COMPANY—99.9%
7,947,880	[1]	Federated Mortgage Core Portfolio (IDENTIFIED COST $78,706,116)	$78,286,617
		REPURCHASE AGREEMENT—0.2%
$196,000		Interest in $600,000,000 joint repurchase agreement 0.32%, dated 12/31/2015 under which Bank of America, N.A. will repurchase a security provided as collateral for $600,021,333 on 1/4/2016. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 2/25/2044 and the market value of that underlying security was $618,021,974. (AT COST)	196,000
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $78,902,116)[2]	78,482,617
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[3]	(85,487)
		TOTAL NET ASSETS—100%	$78,397,130
1	Due to this affiliated holding representing greater than 75% of the Fund's total net assets, a copy of the affiliated holding's most recent Annual Report is included with this Report.
2	The cost of investments for federal tax purposes amounts to $80,088,880.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. As of December 31, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value. Federated Mortgage Core Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.07	$9.81	$10.31	$10.31	$10.17
Income From Investment Operations:
Net investment income	0.29	0.31	0.29	0.32	0.40
Net realized and unrealized gain (loss) on investments	(0.12)	0.26	(0.50)	(0.00)[1]	0.14
TOTAL FROM INVESTMENT OPERATIONS	0.17	0.57	(0.21)	0.32	0.54
Less Distributions:
Distributions from net investment income	(0.29)	(0.31)	(0.29)	(0.32)	(0.40)
Distributions from net realized gain on investments	—	—	—	(0.00)[1]	(0.00)[1]
TOTAL DISTRIBUTIONS	(0.29)	(0.31)	(0.29)	(0.32)	(0.40)
Net Asset Value, End of Period	$9.95	$10.07	$9.81	$10.31	$10.31
Total Return[2]	1.67%	5.85%	(2.09)%	3.14%	5.44%
Ratios to Average Net Assets:
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	2.86%	3.07%	2.86%	3.06%	3.90%
Expense waiver/reimbursement[4]	0.27%	0.33%	0.33%	0.56%	0.89%
Supplemental Data:
Net assets, end of period (000 omitted)	$78,397	$68,304	$51,429	$52,770	$39,232
Portfolio turnover	20%	16%	37%	10%	14%
1	Represents less than $0.01.
2	Based on net asset value.
3	The Adviser has contractually agreed to reimburse all expenses, excluding extraordinary expenses, incurred by the Fund.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Assets and Liabilities
December 31, 2015
Assets:
Total investment in securities, at value including $78,286,617 of investment in an affiliated holding (Note 5) (identified cost $78,902,116)		$78,482,617
Cash		851
Receivable for investments sold		150,000
Receivable for shares sold		4,679
TOTAL ASSETS		78,638,147
Liabilities:
Income distribution payable	$192,420
Payable to adviser (Note 5)	1,544
Payable for auditing fees	25,800
Payable for portfolio accounting fees	10,394
Accrued expenses (Note 5)	10,859
TOTAL LIABILITIES		241,017
Net assets for 7,876,112 shares outstanding		$78,397,130
Net Assets Consist of:
Paid-in capital		$80,073,342
Net unrealized depreciation of investments		(419,499)
Accumulated net realized loss on investments		(1,257,959)
Undistributed net investment income		1,246
TOTAL NET ASSETS		$78,397,130
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$78,397,130 ÷ 7,876,112 shares outstanding, no par value, unlimited shares authorized		$9.95
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Operations
Year Ended December 31, 2015
Investment Income:
Dividends received from an affiliated holding (Note 5)		$2,112,409
Interest		221
TOTAL INCOME		2,112,630
Expenses:
Administrative fee (Note 5)	$57,821
Custodian fees	7,713
Transfer agent fee	8,091
Directors'/Trustees' fees (Note 5)	2,250
Auditing fees	25,800
Legal fees	8,902
Portfolio accounting fees	41,898
Share registration costs	24,599
Printing and postage	15,331
Miscellaneous (Note 5)	10,243
TOTAL EXPENSES	202,648
Reimbursements of other operating expenses (Note 5)	(202,648)
Net expenses		—
Net investment income		2,112,630
Realized and Unrealized Loss on Investments:
Net realized loss on investments		(283,608)
Net change in unrealized appreciation of investments		(658,836)
Net realized and unrealized loss on investments		(942,444)
Change in net assets resulting from operations		$1,170,186
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Changes in Net Assets
Year Ended December 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,112,630	$1,817,327
Net realized loss on investments	(283,608)	(323,484)
Net change in unrealized appreciation/depreciation of investments	(658,836)	1,817,067
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,170,186	3,310,910
Distributions to Shareholders:
Distributions from net investment income	(2,112,520)	(1,816,601)
Share Transactions:
Proceeds from sale of shares	25,578,342	24,073,836
Net asset value of shares issued to shareholders in payment of distributions declared	14,088	12,891
Cost of shares redeemed	(14,556,928)	(8,705,576)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,035,502	15,381,151
Change in net assets	10,093,168	16,875,460
Net Assets:
Beginning of period	68,303,962	51,428,502
End of period (including undistributed net investment income of $1,246 and $1,136, respectively)	$78,397,130	$68,303,962
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Notes to Financial Statements
December 31, 2015
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Mortgage Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report
10

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2015	2014
Shares sold	2,543,760	2,412,911
Shares issued to shareholders in payment of distributions declared	1,401	1,291
Shares redeemed	(1,448,825)	(874,808)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,096,336	1,539,394
Annual Shareholder Report
11

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary Income	$2,112,520	$1,816,601
As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,246
Net unrealized depreciation	$(1,606,263)
Capital loss carryforwards	$(71,195)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At December 31, 2015, the cost of investments for federal tax purposes was $80,088,880. The net unrealized depreciation of investments for federal tax purposes was $1,606,263. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $1,606,263.
At December 31, 2015, the Fund had a capital loss carryforward of $71,195 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-term	Long-Term	Total
$—	$71,195	$71,195
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap free programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap free programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired Fund Fees and Expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the year ended December 31, 2015, the Adviser reimbursed $202,648 of other expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
For the year ended December 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund. For the year ended December 31, 2015, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report
12

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2015, were as follows:
Federated Mortgage Core Portfolio
Balance of Shares Held 12/31/2014	6,838,079
Purchases/Additions	2,587,727
Sales/Reductions	(1,477,926)
Balance of Shares Held 12/31/2015	7,947,880
Value	$78,286,617
Dividend Income	$2,112,409
The Fund invests in the Federated Mortgage Core Portfolio (“Mortgage Core”), a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of Mortgage Core, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of Mortgage Core. The financial statements of Mortgage Core are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of Mortgage Core in which the Fund invested 99.9% of its net assets at December 31, 2015. The financial statements of Mortgage Core should be read in conjunction with the Fund's financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2015, were as follows:
Purchases	$25,728,710
Sales	$14,707,000
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2015, there were no outstanding loans. During the year ended December 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2015, there were no outstanding loans. During the year ended December 31, 2015, the program was not utilized.
Annual Shareholder Report
13

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees of Federated Managed Pool Series AND SHAREHOLDERS OF Federated Mortgage Strategy Portfolio:
We have audited the accompanying statement of assets and liabilities of Federated Mortgage Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Managed Pool Series), including the portfolio of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mortgage Strategy Portfolio, a portfolio of Federated Managed Pool Series, at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 22, 2016
Annual Shareholder Report
14

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2015	Ending Account Value 12/31/2015	Expenses Paid During Period[1]
Actual	$1,000.00	$1,011.40	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all expenses, excluding extraordinary expenses incurred by the Fund. This agreement has no fixed term.

Annual Shareholder Report
15

Management's Discussion of Fund Performance (unaudited)–Federated Mortgage Core Portfolio
The total return of Federated Mortgage Core Portfolio (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2015, was 1.66%. The Barclays Mortgage-Backed Securities Index (BMBS),1 the Fund's broad-based securities market index, returned 1.51% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BMBS.
During the reporting period, the Fund's investment strategy focused on: (a) sector allocation; (b) security selection; (c) yield curve; and (d) duration.2 These were the most significant factors affecting the Fund's performance relative to the BMBS.
MARKET OVERVIEW
The U.S. economy created jobs at a relatively rapid clip during the reporting period, driving the unemployment rate downward and giving the Federal Open Market Committee confidence to raise interest rates. While the U.S. economy expanded at a moderate rate, falling commodity prices and concerns about the pace of Chinese economic growth roiled various markets. Central banks across the globe accelerated the easing of monetary policy.
Payroll growth averaged over 200,000 jobs per month in the U.S. with economic expansion growing at roughly 2%. A wide range of commodity prices declined, including oil which posted a significant decline, resulting in a boost for consumer disposable income. Consumer spending increased as a result, with car and truck sales notably strong as fuel prices fell. While U.S. consumption was steady, central banks in Europe and Asia launched additional quantitative easing programs in an attempt to elevate growth and combat disinflationary trends.
Most credit sectors such as investment-grade corporates and high yield lagged, to a significant degree, relative to their U.S. Treasury counterparts.3 Agency debt and agency-issued commercial mortgage-backed securities (MBS)4 slightly outperformed similar duration Treasuries in a year marked by low total rates of return across the fixed-income market.5 In response to the change in monetary policy, Treasury yields increased across the maturity spectrum but to a greater degree for short-term maturities. The 2- and 10-year Treasury yields increased 38 and 10 basis points to 1.05% and 2.27%, respectively.
Sector Allocation
Sector strategy included exposure to commercial MBS, asset-backed securities, single family rentals, an overweight to conventional MBS issued by Fannie Mae and Freddie Mac and an underweight to Ginnie Mae mortgage securities. Overall, sector allocation proved beneficial as these asset classes produced positive excess returns.
security selection
MBS prepayments are influenced by a wide variety of factors which may include loan size, borrower credit profile, loan-to-value ratio and property utilization (owner occupied, investor property, etc.), to name a few. Valuations for mortgage securities with these factors will vary over time depending on the interest rate environment. Investments in MBS with factors expected to reduce prepayment risk proved beneficial at times during the reporting period. Therefore, security selection made a positive impact on Fund performance.
Annual Shareholder Report
16

YIELD CURVE
Generally speaking, Fund management expected yields to increase over the reporting period with short to intermediate maturities rising to a greater degree than long maturities. The increase in intermediate yields—notably the five-year Treasury—was not realized to the extent forecasted. As a result, the yield curve strategy acted as a drag on Fund performance.
DURATION
During the reporting period, tactical moves were made based on forecasted moves in interest rates. Overall, effective duration was, on average, below that of the BMBS. This interest rate stance was achieved through the use of traditional cash bond investments as well as derivatives in the form of Treasury futures contracts.6 Interest rate strategy made a small, positive contribution to Fund performance.
1	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BMBS.
2	Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
5	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
6	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report
17

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mortgage Core Portfolio from December 31, 2005 to December 31, 2015, compared to the Barclays Mortgage-Backed Securities Index (BMBS).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2015
Average Annual Total Returns for the Period Ended 12/31/2015
	1 Year	5 Years	10 Years
Fund	1.66%	2.78%	4.32%
BMBS	1.51%	2.96%	4.64%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BMBS has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BMBS covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
18

Portfolio of Investments Summary Table (unaudited)–Federated Mortgage Core Portfolio
At December 31, 2015, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	73.8%
Non-Agency Mortgage-Backed Securities	9.5%
Asset-Backed Securities	5.5%
U.S. Government Agency Commercial Mortgage-Backed Securities	6.5%
Non-Agency Commercial Mortgage-Backed Securities	1.8%
Agency Risk Transfer Securities	1.4%
Derivative Contracts[2,3]	0.0%
Cash Equivalent[4]	1.5%
Repurchase Agreements—Collateral[5]	14.6%
Other Assets and Liabilities—Net[6]	(14.6)%
TOTAL	100.0%
1	See the Fund's Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represent less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing dollar-roll collateral.
5	Includes repurchase agreements purchased with cash collateral received in dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
19

Portfolio of Investments–Federated Mortgage Core Portfolio
December 31, 2015
Principal Amount			Value
		ADJUSTABLE RATE MORTGAGE—0.8%
		Federal National Mortgage Association ARM—0.8%
$15,093,298		3.038%, 1/1/2044 (IDENTIFIED COST $15,524,872)	$15,541,862
		AGENCY RISK TRANSFER SECURITIES—1.4%
12,000,000		Connecticut Avenue Securities Floating Rate Note, 3.422%, 7/25/2024	10,811,615
15,671,000		Structured Agency Credit Risk Debt Note Floating Rate Note, 2.072%, 4/25/2024	15,346,173
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $26,464,263)	26,157,788
		ASSET-BACKED SECURITIES—5.5%
		Auto Receivables—4.9%
12,960,000		AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	12,800,951
7,000,000		AmeriCredit Automobile Receivables Trust 2015-3, Class D, 3.610%, 8/8/2021	6,918,278
13,322,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	13,305,324
7,400,000		Capital Auto Receivables Asset Trust 2015-3, Class D, 3.650%, 3/22/2021	7,417,983
19,940,000		Santander Drive Auto Receivables Trust 2015-1, Class D, 3.240%, 4/15/2021	19,850,120
18,140,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	17,985,801
14,580,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	14,637,511
		TOTAL	92,915,968
		Single Family Rental Securities—0.6%
11,300,000	[1,2]	Invitation Homes Trust 2014-SFR1, Class C, 2.451%, 6/17/2031	11,055,233
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $104,658,696)	103,971,201
		COMMERCIAL MORTGAGE-BACKED SECURITIES—8.3%
		Agency Commercial Mortgage-Backed Securities—6.5%
20,250,000		FHLMC REMIC K720 A2, 2.716%, 6/25/2022	20,453,334
17,921,453		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	18,251,819
16,295,000		FHLMC REMIC K050 A2, 3.334%, 8/25/2025	16,757,472
24,000,000		FNMA REMIC 2015-M4 AV2, 2.509%, 7/25/2022	24,092,990
11,000,000	[1,2]	FREMF Mortgage Trust 2013-K24, 3.502%, 11/25/2045	10,723,460
12,475,000	[1,2]	FREMF Mortgage Trust 2013-K712, 3.371%, 5/25/2045	12,406,114
7,000,000	[1,2]	FREMF Mortgage Trust 2014-K714, 3.855%, 1/25/2047	6,839,062
14,180,000	[1,2]	FREMF Mortgage Trust 2014-K717, 3.630%, 11/25/2047	13,512,905
		TOTAL	123,037,156
		Non-Agency Commercial Mortgage-Backed Securities—1.8%
22,300,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.083%, 4/10/2046	22,262,449
12,500,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.401%, 7/15/2046	12,543,219
		TOTAL	34,805,668
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $159,552,188)	157,842,824
		COLLATERALIZED MORTGAGE OBLIGATIONS—10.4%
		Government National Mortgage Association—0.9%
18,108,891		REMIC 2013-H20 FA, 0.792%, 8/20/2063	18,082,995
		Non-Agency Mortgage-Backed Securities—9.5%
992,675		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	976,212
1,741,470		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	1,684,232
3,095,093		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,855,323
850,524		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	683,220
5,685,712	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	5,664,600
22,554,378	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	22,136,026
Annual Shareholder Report
20

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$18,493,275	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	$17,273,962
6,940,596	[1,2]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	7,048,888
14,500,737	[1,2]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	14,686,575
2,503,031		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,308,560
1,262,916		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.873%, 8/25/2035	1,143,468
5,364,781		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	5,379,475
15,422,881		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	14,186,807
14,784,496		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	13,513,308
25,464,701		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	23,306,894
17,117,917		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	16,810,741
6,718,542	[1,2]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	6,794,350
19,998,811	[1,2]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	20,258,699
4,446,654		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,701,748
		TOTAL	180,413,088
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $206,954,875)	198,496,083
		MORTGAGE-BACKED SECURITIES—72.1%
		Federal Home Loan Mortgage Corporation—19.7%
75,000,000	[3]	2.500%, 1/1/2031	75,665,760
41,209,842		3.000%, 3/1/2045	41,194,203
77,377,013		3.500%, 6/1/2026 - 11/1/2045	79,844,781
65,898,732	[3]	4.000%, 2/1/2020 - 1/1/2046	69,786,462
46,688,155		4.500%, 6/1/2019 - 7/1/2041	50,334,404
34,771,607		5.000%, 7/1/2019 - 5/1/2041	38,010,803
12,783,045		5.500%, 3/1/2021 - 5/1/2040	14,189,781
1,437,049		6.000%, 7/1/2029 - 9/1/2037	1,624,405
2,189,704		6.500%, 9/1/2016 - 4/1/2038	2,505,736
615,109		7.000%, 10/1/2020 - 9/1/2037	714,332
211,706		7.500%, 8/1/2029 - 5/1/2031	250,768
253,549		8.000%, 3/1/2030 - 3/1/2031	304,640
6,008		8.500%, 9/1/2025	7,091
127		9.500%, 4/1/2021	134
		TOTAL	374,433,300
		Federal National Mortgage Association—36.1%
18,743,737		2.500%, 1/1/2030	18,915,248
58,696,149		3.000%, 10/1/2027 - 9/1/2043	59,839,321
219,196,386		3.500%, 11/1/2025 - 11/1/2045	227,159,683
200,306,188	[3]	4.000%, 12/1/2025 - 1/1/2046	212,802,617
100,540,044		4.500%, 12/1/2019 - 6/1/2044	109,096,851
20,093,797		5.000%, 5/1/2023 - 10/1/2041	22,100,553
16,385,331		5.500%, 4/1/2016 - 4/1/2041	18,346,569
9,756,018		6.000%, 5/1/2016 - 2/1/2039	11,075,988
2,618,416		6.500%, 11/1/2016 - 10/1/2038	3,003,572
2,296,609		7.000%, 1/1/2016 - 6/1/2037	2,661,349
216,290		7.500%, 1/1/2030 - 6/1/2033	255,579
29,712		8.000%, 7/1/2023 - 3/1/2030	34,810
1,739		9.000%, 11/1/2021 - 6/1/2025	1,987
		TOTAL	685,294,127
		Government National Mortgage Association—16.3%
19,999,999		3.000%, 11/20/2045	20,297,127
Annual Shareholder Report
21

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$166,860,314	[3]	3.500%, 12/15/2040 - 1/20/2046	$173,951,281
47,676,324		4.000%, 9/15/2040 - 12/20/2044	50,804,667
32,074,685		4.500%, 1/15/2039 - 11/15/2043	34,691,268
21,530,833		5.000%, 1/15/2039 - 7/15/2040	23,842,143
3,275,214		5.500%, 12/15/2038 - 2/15/2039	3,658,106
1,139,726		6.000%, 10/15/2028 - 6/15/2037	1,291,018
271,159		6.500%, 10/15/2028 - 2/15/2032	313,135
488,820		7.000%, 11/15/2027 - 12/15/2031	572,241
175,452		7.500%, 7/15/2029 - 1/15/2031	209,519
262,536		8.000%, 1/15/2022 - 11/15/2030	313,996
11,578		8.500%, 3/15/2022 - 5/15/2029	13,330
1,110		9.500%, 10/15/2020	1,258
		TOTAL	309,959,089
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,346,021,227)	1,369,686,516
		REPURCHASE AGREEMENTS—16.1%
27,987,000	[4]	Interest in $600,000,000 joint repurchase agreement 0.32%, dated 12/31/2015 under which Bank of America, N.A. will repurchase a securities provided as collateral for $600,021,333 on 1/4/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were a U.S. Government Agency securities maturing on 2/25/2044 and the market value of those underlying security was $618,021,974.	27,987,000
47,704,000	[4,5]	Interest in $140,000,000 joint repurchase agreement 0.31%, dated 12/10/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $140,040,989 on 1/13/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2045 and the market value of those underlying securities was $142,838,778.	47,704,000
154,212,000	[4,5]	Repurchase agreement 0.30%, dated 12/17/2015 under which Royal Bank of Scotland will repurchase securities provided as collateral for $154,256,979 on 1/21/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $157,318,009.	154,212,000
75,797,000	[4,5]	Interest in $78,320,000 joint repurchase agreement 0.30%, dated 12/16/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $78,342,191 on 1/19/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/25/2045 and the market value of those underlying securities was $80,539,695.	75,797,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	305,700,000
		TOTAL INVESTMENTS—114.6% (IDENTIFIED COST $2,164,876,121)[6]	2,177,396,274
		OTHER ASSETS AND LIABILITIES - NET—(14.6)%[7]	(277,000,993)
		TOTAL NET ASSETS—100%	$1,900,395,281
At December 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[8]United States Treasury Notes 10-Year Short Futures	150	$18,885,938	March 2016	$21,928
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2015, these restricted securities amounted to $183,205,542, which represented 9.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2015, these liquid restricted securities amounted to $183,205,542, which represented 9.6% of total net assets.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	The cost of investments for federal tax purposes amounts to $2,164,311,335.
Annual Shareholder Report
22

7	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2015.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgage	$—	$15,541,862	$—	$15,541,862
Agency Risk Transfer Securities	—	26,157,788	—	26,157,788
Asset-Backed Securities	—	103,971,201	—	103,971,201
Commercial Mortgage-Backed Securities	—	157,842,824	—	157,842,824
Collateralized Mortgage Obligations	—	198,496,083	—	198,496,083
Mortgage-Backed Securities	—	1,369,686,516	—	1,369,686,516
Repurchase Agreements	—	305,700,000	—	305,700,000
TOTAL SECURITIES	$—	$2,177,396,274	$—	$2,177,396,274
Other Financial Instruments*
Assets	$21,928	$—	$—	$21,928
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$21,928	$—	$—	$21,928
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.97	$9.71	$10.20	$10.20	$10.06
Income From Investment Operations:
Net investment income	0.23[1]	0.27[1]	0.24[1]	0.26[1]	0.33[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.07)	0.29	(0.45)	0.06	0.21
TOTAL FROM INVESTMENT OPERATIONS	0.16	0.56	(0.21)	0.32	0.54
Less Distributions:
Distributions from net investment income	(0.28)	(0.30)	(0.28)	(0.32)	(0.40)
Net Asset Value, End of Period	$9.85	$9.97	$9.71	$10.20	$10.20
Total Return[2]	1.66%	5.89%	(2.04)%	3.14%	5.45%
Ratios to Average Net Assets:
Net expenses	0.03%	0.02%	0.00%[3]	0.00%[3]	0.00%[3]
Net investment income	2.31%	2.74%	2.41%	2.59%	3.25%
Expense waiver/reimbursement[4]	0.00%	0.01%	0.03%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,900,395	$1,864,143	$1,399,693	$2,480,305	$3,165,802
Portfolio turnover	307%	179%	200%	257%	226%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	46%	40%	67%	71%	52%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser had voluntarily agreed to reimburse all operating expenses incurred by the Fund.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Assets and Liabilities–Federated Mortgage Core Portfolio
December 31, 2015
Assets:
Investment in repurchase agreements	$305,700,000
Investment in securities	1,871,696,274
Total investment in securities, at value (Note 5) (identified cost $2,164,876,121)		$2,177,396,274
Cash		73,800
Restricted cash (Note 2)		202,500
Income receivable		4,884,682
Receivable for shares sold		216,500
TOTAL ASSETS		2,182,773,756
Liabilities:
Payable for investments purchased	277,712,465
Payable for shares redeemed	150,000
Payable for daily variation margin on futures contracts	44,493
Income distribution payable	4,334,508
Accrued expenses (Note 5)	137,009
TOTAL LIABILITIES		282,378,475
Net assets for 193,001,290 shares outstanding		$1,900,395,281
Net Assets Consist of:
Paid-in capital		$1,923,869,592
Net unrealized appreciation of investments and futures contracts		12,542,081
Accumulated net realized loss on investments and futures contracts		(36,329,665)
Undistributed net investment income		313,273
TOTAL NET ASSETS		$1,900,395,281
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,900,395,281 ÷ 193,001,290 shares outstanding, no par value, unlimited shares authorized		$9.85
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Operations–Federated Mortgage Core Portfolio
Year Ended December 31, 2015
Investment Income:
Interest		$47,466,819
Expenses:
Custodian fees	$92,128
Transfer agent fee	166,612
Directors'/Trustees' fees (Note 5)	11,958
Auditing fees	29,600
Legal fees	8,902
Portfolio accounting fees	227,288
Printing and postage	15,131
Miscellaneous (Note 5)	13,331
TOTAL EXPENSES	564,950
Net investment income		46,901,869
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		10,241,294
Net realized loss on futures contracts		(2,659,037)
Net change in unrealized appreciation of investments		(22,350,983)
Net change in unrealized depreciation of futures contracts		258,788
Net realized and unrealized loss on investments and futures contracts		(14,509,938)
Change in net assets resulting from operations		$32,391,931
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Statement of Changes in Net Assets–Federated Mortgage Core Portfolio
Year Ended December 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$46,901,869	$43,661,707
Net realized gain on investments and futures contracts	7,582,257	4,479,732
Net change in unrealized appreciation/depreciation of investments and futures contracts	(22,092,195)	40,297,257
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,391,931	88,438,696
Distributions to Shareholders:
Distributions from net investment income	(58,156,610)	(48,935,477)
Share Transactions:
Proceeds from sale of shares	667,704,860	647,181,016
Net asset value of shares issued to shareholders in payment of distributions declared	5,328,963	5,058,354
Cost of shares redeemed	(611,017,295)	(227,291,841)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	62,016,528	424,947,529
Change in net assets	36,251,849	464,450,748
Net Assets:
Beginning of period	1,864,143,432	1,399,692,684
End of period (including undistributed net investment income of $313,273 and $337,994, respectively)	$1,900,395,281	$1,864,143,432
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
27

Notes to Financial Statements–Federated Mortgage Core Portfolio
December 31, 2015
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risk. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account either a specified amount of cash, which is shown as Restricted Cash in the Statement of Assets and Liabilities, or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
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The average notional value of short futures contracts held by the Fund throughout the period was $74,106,352. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$(21,928)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(2,659,037)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$258,788
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2015	2014
Shares sold	66,882,088	65,400,945
Shares issued to shareholders in payment of distributions declared	535,452	511,653
Shares redeemed	(61,348,959)	(23,066,141)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	6,068,581	42,846,457
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions and sale of TIPs.
For the year ended December 31, 2015, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$11,230,020	$(11,230,020)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
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The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2015 and 2014 was as follows:
	2015	2014
Ordinary income	$58,156,610	$48,935,477
As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$313,273
Net unrealized appreciation	$13,084,939
Capital loss carryforwards	$(36,872,523)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for income recognition on dollar-roll transactions.
At December 31, 2015, the cost of investments for federal tax purposes was $2,164,311,335. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $13,084,939. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,751,110 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,666,171.
At December 31, 2015, the Fund had a capital loss carryforward of $36,872,523 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$23,199,367	$2,395,548	$25,594,915
2017	$11,277,608	NA	$11,277,608
The Fund used capital loss carryforwards of $1,931,936 to offset capital gains realized during the year ended December 31, 2015.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to direction of the Trustees, provides investment adviser services at no fee because all investors in the fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. Effective June 1, 2014, the Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and dollar-roll transactions, for the year ended December 31, 2015, were as follows:
Purchases	$242,924,245
Sales	$93,127,841
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2015, there were no outstanding loans. During the year ended December 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2015, there were no outstanding loans. During the year ended December 31, 2015, the program was not utilized.
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Report of Independent Registered Public Accounting Firm–Federated Mortgage Core Portfolio
TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF federated mortgage core portfolio:
We have audited the accompanying statement of assets and liabilities of Federated Mortgage Core Portfolio (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Core Portfolio, a portfolio of Federated Core Trust, at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 22, 2016
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Shareholder Expense Example (unaudited)–Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2015	Ending Account Value 12/31/2015	Expenses Paid During Period[1]
Actual	$1,000.00	$1,011.40	$0.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.05	$0.15
1	Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2015, the Trust comprised six portfolio(s), and the Federated Fund Family consisted of 38 investment companies (comprising 122 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: October 2005	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also holds the positions on either a public or not for profit Board of Directors as follows: Member, Pennsylvania State Board of Education (public); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Director, Pennsylvania Bar Institute; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: November 2005	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 2005	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: October 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: October 2005	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: September 2006	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
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37

Evaluation and Approval of Advisory Contract–May 2015
Federated Mortgage Strategy Portfolio (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it: is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investment accounts; and may also be offered to other Federated funds.
In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund
Annual Shareholder Report
38

shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and performance of the Fund in the context of the other factors considered relevant by the Board.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
39

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab.
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40

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Mortgage Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P407
38011 (2/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $165,500

Fiscal year ended 2014 - $104,200

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $174

Fiscal year ended 2014 - $60

Fiscal year ended 2015- Travel to Audit Committee Meeting.

Fiscal year ended 2014- Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $122 and $0 respectively. Fiscal year ended 2015- Travel expenses for attendance at Audit Committee meeting.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $43,673 and $0 respectively. Fiscal year ended 2015- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2015 - $73,656

Fiscal year ended 2014 - $75,467

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date February 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 22, 2016